                                                      Registration No. 33-82658
                                                                       811-8704


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
             SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM
                                     N-8B-2

                        Post-Effective Amendment No. 12

                               GROUP VEL ACCOUNT
            OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          (Exact Name of Registrant)


             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               440 Lincoln Street
                               Worcester, MA 01653
                     (Address of Principal Executive Office)

                            Mary Eldridge, Secretary
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)


             It is proposed that this filing will become effective:

             __X__  immediately upon filing pursuant to paragraph (b)
             _____  on (date) pursuant to paragraph (b)
             _____  60 days after filing pursuant to paragraph (a)(1)
             _____  on (date) pursuant to paragraph (a)(1) of Rule 485
             _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1998 was filed on or about March 30, 1999.

This Post-Effective Amendment No. 12 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus C of the Group VEL Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1999 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectuses previously filed in Registrant's Post-Effective Amendment No. 11 on April 26, 1999 and are incorporated by reference herein.


                      RECONCILIATION AND TIE BETWEEN ITEMS
                        IN FORM N-8B-2 AND THE PROSPECTUS

ITEM NO. OF
FORM N-8B-2                         CAPTION IN PROSPECTUS A
-----------                         ------------------------
1...................................Cover Page
2...................................Cover Page
3...................................Not Applicable
4...................................Distribution
5...................................The Company, The Group VEL Account
6...................................The Group VEL Account
7...................................Not Applicable
8...................................Not Applicable
9...................................Legal Proceedings
10..................................Summary; Description of the Company, The Group VEL Account and the
                                    Underlying Funds; The Certificate; Certificate Termination and
                                    Reinstatement; Other Certificate Provisions
11..................................Summary; The Trust, Investment Objectives and Policies
12..................................Summary; The Trust
13..................................Summary; The Trust; Fidelity VIP; Fidelity VIP II; T. Rowe Price; DGPF;
                                    INVESCO VIF; and Morgan Stanley; Investment Advisory Services to the Trust;
                                    Investment Advisory Services to VIP; Investment Advisory Services to VIP
                                    II; Investment Advisory Services to T. Rowe Price; Investment Advisory
                                    Services to DGPF; Investment Advisory Services to INVESCO VIF; and
                                    Investment Advisory Services to Morgan Stanley: Charges and Deductions
14..................................Summary; Enrollment Form for a Certificate
15..................................Summary; Enrollment Form for a Certificate; Premium Payments; Allocation of
                                    Net Premiums
16..................................The Group VEL Account; The Trust; Fidelity VIP; Fidelity VIP II; T. Rowe
                                    Price; DGPF; INVESCO VIF; and Morgan Stanley; Premium Payments; Allocation
                                    of Net Premiums
17..................................Summary; Surrender; Partial Withdrawal; Charges and Deductions;
                                    Certificate Termination and Reinstatement
18..................................The Group VEL Account; The Trust; Fidelity VIP; Fidelity VIP II; T. Rowe
                                    Price; DGPF; INVESCO VIF; and Morgan Stanley; Premium Payments
19..................................Reports; Voting Rights
20..................................Not Applicable
21..................................Summary; Certificate Loans; Other Certificate Provisions
22..................................Other Certificate Provisions
23..................................Not Required
24..................................Other Certificate Provisions
25..................................The Company

26..................................Not Applicable
27..................................The Company
28..................................Directors and Principal Officers of the Company
29..................................The Company
30..................................Not Applicable
31..................................Not Applicable
32..................................Not Applicable
33..................................Not Applicable
34..................................Not Applicable
35..................................Distribution
36..................................Not Applicable
37..................................Not Applicable
38..................................Summary; Distribution
39..................................Summary; Distribution
40..................................Not Applicable
41..................................The Company, Distribution
42..................................Not Applicable
43..................................Not Applicable
44..................................Premium Payments; Certificate Value and Surrender Value
45..................................Not Applicable
46..................................Certificate Value and Surrender Value; Federal Tax Considerations
47..................................The Company
48..................................Not Applicable
49..................................Not Applicable
50..................................The Group VEL Account
51..................................Cover Page; Summary; Charges and Deductions; The Certificate;
                                    Certificate Termination and Reinstatement; Other Certificate Provisions
52..................................Addition, Deletion or Substitution of Investments
53..................................Federal Tax Considerations
54..................................Not Applicable
55..................................Not Applicable
56..................................Not Applicable
57..................................Not Applicable
58..................................Not Applicable
59..................................Not Applicable

                      RECONCILIATION AND TIE BETWEEN ITEMS
                        IN FORM N-8B-2 AND THE PROSPECTUS

ITEM NO. OF
FORM N-8B-2                         CAPTION IN PROSPECTUS B
-----------                         -----------------------
1...................................Cover Page
2...................................Cover Page
3...................................Not Applicable
4...................................Distribution
5...................................The Company, The Group VEL Account
6...................................The Group VEL Account
7...................................Not Applicable
8...................................Not Applicable
9...................................Legal Proceedings
10..................................Summary; Description of the Company, The Group VEL Account and the
                                    Underlying Funds; The Certificate; Certificate Termination and
                                    Reinstatement; Other Certificate Provisions
11..................................Summary; The Trust, Investment Objectives and Policies
12..................................Summary; The Trust
13..................................Summary; The Trust; MFVAT; DGPF; and T. Rowe Price; Investment Advisory
                                    Services to the Trust; Investment Advisory Services to MFVAT; Investment
                                    Advisory Services to DGPF; and Investment Advisory Services to T. Rowe
                                    Price; Charges and Deductions
14..................................Summary; Enrollment Form for a Certificate
15..................................Summary; Enrollment Form for a Certificate; Premium Payments; Allocation of
                                    Net Premiums
16..................................The Group VEL Account; The Trust; MFVAT; DGPF; and T. Rowe Price; Premium
                                    Payments; Allocation of Net Premiums
17..................................Summary; Surrender; Partial Withdrawal; Charges and Deductions;
                                    Certificate Termination and Reinstatement
18..................................The Group VEL Account; The Trust; MFVAT; DGPF; and T. Rowe Price; Premium
                                    Payments
19..................................Reports; Voting Rights
20..................................Not Applicable
21..................................Summary; Certificate Loans; Other Certificate Provisions
22..................................Other Certificate Provisions
23..................................Not Required
24..................................Other Certificate Provisions
25..................................The Company
26..................................Not Applicable
27..................................The Company
28..................................Directors and Principal Officers of the Company
29..................................The Company
30..................................Not Applicable
31..................................Not Applicable
32..................................Not Applicable
33..................................Not Applicable
34..................................Not Applicable
35..................................Distribution
36..................................Not Applicable

37..................................Not Applicable
38..................................Summary; Distribution
39..................................Summary; Distribution
40..................................Not Applicable
41..................................The Company, Distribution
42..................................Not Applicable
43..................................Not Applicable
44..................................Premium Payments; Certificate Value and Surrender Value
45..................................Not Applicable
46..................................Certificate Value and Surrender Value; Federal Tax Considerations
47..................................The Company
48..................................Not Applicable
49..................................Not Applicable
50..................................The Group VEL Account
51..................................Cover Page; Summary; Charges and Deductions; The Certificate;
                                    Certificate Termination and Reinstatement; Other Certificate Provisions
52..................................Addition, Deletion or Substitution of Investments
53..................................Federal Tax Considerations
54..................................Not Applicable
55..................................Not Applicable
56..................................Not Applicable
57..................................Not Applicable
58..................................Not Applicable
59..................................Not Applicable

                      RECONCILIATION AND TIE BETWEEN ITEMS
                        IN FORM N-8B-2 AND THE PROSPECTUS

ITEM NO. OF
FORM N-8B-2                         CAPTION IN PROSPECTUS C
-----------                         -----------------------
1...................................Cover Page
2...................................Cover Page
3...................................Not Applicable
4...................................Distribution
5...................................The Company, The Group VEL Account
6...................................The Group VEL Account
7...................................Not Applicable
8...................................Not Applicable
9...................................Legal Proceedings
10..................................Summary; Description of the Company, The Group VEL Account and the
                                    Underlying Funds; The Certificate; Certificate Termination and
                                    Reinstatement; Other Certificate Provisions
11..................................Summary; DGPF; Investment Objectives and Policies
12..................................Summary; DGPF
13..................................Summary; DGPF and the Trust; Investment Advisory Services; Charges and
                                    Deductions
14..................................Summary; Enrollment Form for a Certificate
15..................................Summary; Enrollment Form for a Certificate; Premium Payments; Allocation
                                    of Net Premiums
16..................................The Group VEL Account; DGPF and the Trust; Premium Payments; Allocation of
                                    Net Premiums
17..................................Summary; Surrender; Partial Withdrawal; Charges and Deductions;
                                    Certificate Termination and Reinstatement
18..................................The Group VEL Account; DGPF and the Trust; Premium Payments
19..................................Reports; Voting Rights
20..................................Not Applicable
21..................................Summary; Certificate Loans; Other Certificate Provisions
22..................................Other Certificate Provisions
23..................................Not Required
24..................................Other Certificate Provisions
25..................................The Company
26..................................Not Applicable
27..................................The Company
28..................................Directors and Principal Officers of the Company
29..................................The Company
30..................................Not Applicable
31..................................Not Applicable
32..................................Not Applicable
33..................................Not Applicable
34..................................Not Applicable
35..................................Distribution
36..................................Not Applicable
37..................................Not Applicable
38..................................Summary; Distribution

39..................................Summary; Distribution
40..................................Not Applicable
41..................................The Company, Distribution
42..................................Not Applicable
43..................................Not Applicable
44..................................Premium Payments; Certificate Value and Surrender Value
45..................................Not Applicable
46..................................Certificate Value and Surrender Value; Federal Tax Considerations
47..................................The Company
48..................................Not Applicable
49..................................Not Applicable
50..................................The Group VEL Account
51..................................Cover Page; Summary; Charges and Deductions; The Certificate;
                                    Certificate Termination and Reinstatement; Other Certificate Provisions
52..................................Addition, Deletion or Substitution of Investments
53..................................Federal Tax Considerations
54..................................Not Applicable
55..................................Not Applicable
56..................................Not Applicable
57..................................Not Applicable
58..................................Not Applicable
59..................................Not Applicable

                               GROUP VEL ACCOUNT
                              (EXECUTIVESOLUTIONS)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                  SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

           THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED JUNE 21, 1999

                                       ***

A new Sub-Account is available under the Certificate. The Sub-Account will invest exclusively in shares of the U.S. Growth Series of the Delaware Group Premium Fund, Inc. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

U.S. Growth Series is added after DelCap Series in the listing of Funds on page 1 of the Prospectus.

Under UNDERLYING FUNDS ("FUNDS") on page 6 of the Prospectus, U.S. Growth Series is inserted after DelCap Series.

Under INVESTMENT OPTIONS on page 12 of the Prospectus, the second and third sentences are amended to read as follows:

The Separate Account is currently comprised of 47 Sub-Accounts. Of these 47 Sub-Accounts, 17 are available to the Certificates.

The following information on the U.S. Growth Series is added to the Annual Fund Expenses table and footnotes on page 13 of the Prospectus under CHARGES OF THE UNDERLYING FUNDS:


                                     MANAGEMENT FEE          OTHER EXPENSES         TOTAL FUND EXPENSES
                                    (AFTER VOLUNTARY        (AFTER APPLICABLE       (AFTER ANY WAIVERS/
UNDERLYING FUND                         WAIVERS)             REIMBURSEMENTS)          REIMBURSEMENTS)
U.S. Growth Series @..............       0.58%                    0.17%                  0.75%(1)(2)

@ The Aggressive Growth Series and U.S. Growth Series had not commenced operations as of December 31, 1998. Expenses shown are based on estimated and annualized amounts. Actual expenses may be greater or less than shown. The REIT Series commenced operations on May 1, 1998. Expenses shown are based on annualized amounts.

(1) For the fiscal year ended December 31, 1998, before waiver and/or reimbursement by the investment adviser, total Series expenses as a percentage of average daily net assets were 0.86% for DelCap Series, 0.89% for Social Awareness Series, 1.02% for REIT Series, 1.67% for Emerging Markets Series, 0.81% for Strategic Income Series, and 0.88% for
International Equity Series. Total expenses are anticipated to be 0.92% for Aggressive Growth Series and 0.82% for U.S. Growth Series.

(2) The investment adviser for the Growth & Income Series (formerly known as "Decatur Total Return Series"), Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Balanced Series (formerly known as "Delaware Series"), Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management"). The investment adviser for the International Equity Series, Emerging Markets Series is Delaware International Advisers Ltd. ("Delaware International"). The investment advisers for the Series of DGPF have agreed from November 1, 1999 through April 30, 2000 to maintain the voluntary management fee waivers and expense reimbursements that expired on October 31, 1999. As a result, expenses will not exceed 1.50% for the Emerging Markets Series; 0.95% for the International Equity Series; 0.85% for DelCap Series, Aggressive Growth

Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, 0.75% for U.S. Growth Series, and 0.80% for all other Series. In addition, effective May 1, 1999, Delaware Management voluntarily elected to cap its management fee for the Growth and Income Series at 0.60% indefinitely. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitations which took effect on November 1, 1999. The declaration of a voluntary expense limitation does not bind the investment advisers to declare future expense limitations with respect to these Funds. Pursuant to a vote of the Fund's shareholders on March 17, 1999, a new management fee structure based on average daily net assets was approved. The above ratios have been restated to reflect the new management fee structure which took effect on May 1, 1999.

Under THE SEPARATE ACCOUNT on page 16 of the Prospectus, the third sentence of the second paragraph is amended as follows:

The Separate Account currently has 47 Sub-Accounts, of which 17 are available to the Certificates.

Under DELAWARE GROUP PREMIUM FUND, INC. on page 17 of the Prospectus, the following is amended as follows:

Delaware Group Premium Fund, Inc. ("DGPF") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. DGPF was established to provide a vehicle for the investment of assets of various separate accounts supporting variable insurance policies. Sixteen investment portfolios are available under the Certificates: Growth & Income, Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, International Equity Series, Emerging Markets Series, Delaware Balanced Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series (collectively, the "Underlying Funds"). The assets of each Underlying Fund are held separate from the assets of the other Underlying Funds. Each Underlying Fund operates as a separate investment vehicle, and the income or losses of one Underlying Fund have no effect on the investment performance of another Underlying Fund. Shares of the Underlying Funds are not offered to the general public but solely to separate accounts of life insurance companies.

The investment adviser for the Growth & Income Series, Devon Series, DelCap Series, U.S. Growth Series, Aggressive Growth Series, Social Awareness Series, REIT Series, Small Cap Value Series, Trend Series, Delaware Balanced Series, Delchester Series, Capital Reserves Series, Strategic Income Series, and Cash Reserve Series is Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management"). The investment adviser for the International Equity Series, and the Emerging Markets Series is Delaware International Advisers Ltd. ("Delaware International").

The following summary of the investment objective of the U.S. Growth Series is inserted as the fourth Fund summary under INVESTMENT OBJECTIVES AND POLICIES on page 17 of the Prospectus:

      U.S. Growth Series -- seeks to achieve maximum capital appreciation.

Under INVESTMENT ADVISORY SERVICES on page 19 of the Prospectus, the following is amended as follows:

Investment advisers are paid an annual fee based on the average daily net assets of their respective Underlying Funds for management services. The Cash Reserve Series management fee rate is as follows: 0.45% on the first $500 million, 0.40% on the next $500 million, 0.35% on the next $1,500 million and 0.30% on assets in excess of $2,500 million; the Capital Reserves Series management fee rate is as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $1,500 million and 0.425% on assets in excess of $2,500 million; the Growth & Income Series, U.S. Growth Series, Delchester Series, Delaware Balanced Series, Devon Series and Strategic Income Series management fee rate is as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million and 0.50% on assets in excess of $2,500 million; the DelCap Series, Aggressive Growth Series, Small Cap Value Series, Trend Series, Social Awareness Series, and REIT Series, management fee rate is as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million and 0.60% on assets in excess of $2,500 million; the International Equity Series management fee rate is as follows: 0.85% on the first $500 million,

0.80% on the next $500 million, 0.75% on the next $1,500 million and 0.70% on assets in excess of $2,500 million; and the Emerging Markets Series management fee rate is as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million and 1.10% on assets in excess of $2,500 million; all per year. Regarding the Growth and Income Series, the investment adviser has voluntarily elected to cap the management fee at 0.60%, indefinitely.

                                      ***

The following is added as the second paragraph under CHARGES AND DEDUCTIONS:

Upon full surrender of the Policy within the first three policy years, in certain situations the Company will, upon written request, refund a percentage of that portion of the previously paid Premium Expense Charge that exceeded our local, state and federal tax expenses. In the first Policy year, the amount of the refund is 100% of the portion of the previously paid Premium Expense Charge that exceeded our local, state, and federal tax expenses, 70% in the second Policy year, and 35% in the third Policy year. The following conditions apply:

   - The original owner of the Policy and certificates thereunder is a corporation, a corporate grantor trust, or an individual or trust under a corporate sponsored collateral assignment split dollar agreement, and the ownership has not been changed;
   - The request to surrender the Policy and all certificates thereunder must be received prior to the end of the third Policy year; and
   -   The Policy and certificates have not been exchanged to another carrier.







                                             SUPPLEMENT DATED DECEMBER 1, 1999

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

                                                              (UNAUDITED)           (UNAUDITED)
                                                             QUARTER ENDED       NINE MONTHS ENDED
                                                             SEPTEMBER 30,         SEPTEMBER 30,
                                                          -------------------   -------------------
(IN MILLIONS)                                               1999       1998       1999       1998
-------------                                             --------   --------   --------   --------
REVENUES
    Premiums............................................   $  0.1     $--        $  0.3     $  0.4
    Universal life and investment product policy fees...     83.6       67.7      240.3      195.7
    Net investment income...............................     38.5       38.7      112.7      113.5
    Net realized investment (losses) gains..............     (2.5)      (2.7)      (7.1)      19.5
    Other income........................................     18.0        0.4       17.6        0.3
                                                           ------     ------     ------     ------
        Total revenues..................................    137.7      104.1      363.8      329.4
                                                           ------     ------     ------     ------
BENEFITS, LOSSES AND EXPENSES
    Policy benefits, claims, losses and loss adjustment
      expenses..........................................     39.7       32.7      130.0      114.5
    Policy acquisition expenses.........................     15.0       13.3       33.5       45.0
    Sales practice litigation expense...................    --          21.0      --          21.0
    Other operating expenses............................     40.9       22.6       96.2       72.5
                                                           ------     ------     ------     ------
        Total benefits, losses and expenses.............     95.6       89.6      259.7      253.0
                                                           ------     ------     ------     ------
Income from continuing operations before federal income
 taxes..................................................     42.1       14.5      104.1       76.4
                                                           ------     ------     ------     ------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
    Current.............................................     (3.7)       1.5        0.6       19.0
    Deferred............................................     18.5        1.7       35.9        5.9
                                                           ------     ------     ------     ------
        Total federal income tax expense................     14.8        3.2       36.5       24.9
                                                           ------     ------     ------     ------
Net income..............................................   $ 27.3     $ 11.3     $ 67.6     $ 51.5
                                                           ======     ======     ======     ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

                                                               (UNAUDITED)
                                                              SEPTEMBER 30,   DECEMBER 31,
(IN MILLIONS, EXCEPT PER SHARE DATA)                              1999            1998
------------------------------------                          -------------   ------------
ASSETS
  Investments:
    Fixed maturities at fair value (amortized cost of
      $1,283.2 and $1,284.6)................................    $ 1,272.3       $ 1,330.4
    Equity securities at fair value (cost of $35.2 and
      $27.4)................................................         35.0            31.8
    Mortgage loans..........................................        220.3           230.0
    Real estate.............................................         14.7            14.5
    Policy loans............................................        161.4           151.5
    Other long term investments.............................          9.2             9.1
                                                                ---------       ---------
        Total investments...................................      1,712.9         1,767.3
                                                                ---------       ---------
  Cash and cash equivalents.................................        231.1           217.9
  Accrued investment income.................................         31.7            33.5
  Premiums, accounts and notes receivable...................         (0.9)        --
  Reinsurance receivables on paid and unpaid losses,
    benefits and unearned premiums..........................        285.5           308.0
  Deferred policy acquisition costs.........................      1,104.6           950.5
  Premiums, accounts and notes receivable...................          3.8             4.8
  Other assets..............................................         75.9            46.9
  Separate account assets...................................     12,464.3        11,020.4
                                                                ---------       ---------
        Total assets........................................    $15,909.8       $14,349.3
                                                                =========       =========
LIABILITIES
  Policy liabilities and accruals:
    Future policy benefits..................................    $ 2,327.1       $ 2,284.8
    Outstanding claims, losses..............................         17.2            17.9
    Unearned premiums.......................................          2.7             2.7
    Contractholder deposit funds and other policy
      liabilities...........................................         45.8            38.1
                                                                ---------       ---------
        Total policy liabilities and accruals...............      2,392.8         2,343.5
                                                                ---------       ---------
  Expenses and taxes payable................................        168.8           146.2
  Reinsurance premiums payable..............................         13.3            50.5
  Deferred federal income taxes.............................        101.7            78.8
  Separate account liabilities..............................     12,463.7        11,020.4
                                                                ---------       ---------
        Total liabilities...................................     15,140.3        13,639.4
                                                                ---------       ---------
  Commitments and contingencies (Note 5)
SHAREHOLDER'S EQUITY
  Common stock, $1,000 par value, 10,000 shares authorized,
    2,526 and 2,525 shares issued...........................          2.5             2.5
  Additional paid-in capital................................        423.7           407.9
  Accumulated other comprehensive income....................          0.1            24.1
  Retained earnings.........................................        343.0           275.4
                                                                ---------       ---------
        Total shareholder's equity..........................        769.3           709.9
                                                                ---------       ---------
        Total liabilities and shareholder's equity..........    $15,909.8       $14,349.3
                                                                =========       =========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                  (UNAUDITED)
                                                               NINE MONTHS ENDED
                                                                 SEPTEMBER 30,
                                                              -------------------
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
COMMON STOCK................................................   $  2.5     $  2.5
                                                               ------     ------

ADDITIONAL PAID-IN CAPITAL
    Balance at beginning of period..........................    407.9      386.9
    Issuance of common stock................................     15.8        8.0
                                                               ------     ------
    Balance at end of period................................    423.7      394.9
                                                               ------     ------
ACCUMULATED OTHER COMPREHENSIVE INCOME
    Net Unrealized Appreciation on Investments..............
    Balance at beginning of period..........................     24.1       38.5
    Net depreciation on available-for-sale securities.......    (36.9)     (18.9)
    Benefit for deferred federal income taxes...............     12.9        6.6
                                                               ------     ------
    Other comprehensive loss................................    (24.0)     (12.3)
                                                               ------     ------
    Balance at end of period................................      0.1       26.2
                                                               ------     ------
RETAINED EARNINGS
    Balance at beginning of period..........................    275.5      213.1
    Net income..............................................     67.6       51.5
                                                               ------     ------
    Balance at end of period................................    343.0      264.6
                                                               ------     ------
        Total shareholder's equity..........................   $769.3     $688.2
                                                               ======     ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                (UNAUDITED)           (UNAUDITED)
                                                               QUARTER ENDED       NINE MONTHS ENDED
                                                               SEPTEMBER 30,         SEPTEMBER 30,
                                                            -------------------   -------------------
(IN MILLIONS)                                                 1999       1998       1999       1998
-------------                                               --------   --------   --------   --------
Net Income................................................   $ 27.3     $ 11.3     $ 67.6     $ 51.5
                                                             ------     ------     ------     ------
Other comprehensive income:
    Net depreciation on available-for-sale securities.....     (8.0)      (9.8)     (36.9)     (18.9)
    Benefit for deferred federal income taxes.............      2.8        3.4       12.9        6.6
                                                             ------     ------     ------     ------
        Other comprehensive loss..........................     (5.2)      (6.4)     (24.0)     (12.3)
                                                             ------     ------     ------     ------
    Comprehensive income..................................   $ 22.1     $  4.9     $ 43.6     $ 39.2
                                                             ======     ======     ======     ======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                  (UNAUDITED)
                                                               NINE MONTHS ENDED
                                                                 SEPTEMBER 30,
                                                              -------------------
(IN MILLIONS)                                                   1999       1998
-------------                                                 --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
    Net income..............................................  $  67.6    $  51.5
    Adjustments to reconcile net income to net cash provided
      by (used in) operating activities:
        Net realized gains (losses).........................      7.1      (19.5)
        Net amortization and depreciation...................     (1.6)      (5.9)
        Sales practice litigation expense...................    --          21.0
        Deferred federal income taxes.......................     35.9        5.9
        Change in deferred acquisition costs................   (126.1)    (140.1)
        Change in premiums and notes receivable, net of
          reinsurance.......................................    (36.2)      31.3
        Change in accrued investment income.................      1.7        2.9
        Change in policy liabilities and accruals, net......     48.3      154.2
        Change in reinsurance receivable....................     22.5      (61.3)
        Change in expenses and taxes payable................      9.7       (3.5)
        Separate account activity, net......................     (0.6)       1.6
        Other, net..........................................    (28.5)     (25.4)
                                                              -------    -------
            Net cash provided by (used in) operating
              activities....................................      9.6       12.7
                                                              -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
    Proceeds from disposals and maturities of
      available-for-sale fixed maturities...................    241.1      145.9
    Proceeds from disposals of equity securities............     18.0       42.1
    Proceeds from disposals of other investments............      0.4       12.5
    Proceeds from mortgages matured or collected............     22.7       55.3
    Purchase of available-for-sale fixed maturities.........   (253.2)     (77.6)
    Purchase of equity securities...........................     (6.4)     (29.4)
    Purchase of other investments...........................    (23.2)     (62.7)
    Other investing activities (net)........................      0.2       (0.7)
                                                              -------    -------
        Net cash provided by investing activities...........      (.4)      85.4
                                                              -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
    Proceeds from issuance of stock and capital paid in.....      4.0        8.0
                                                              -------    -------
        Net cash provided by financing activities...........      4.0        8.0
                                                              -------    -------
Net change in cash and cash equivalents.....................     13.2      106.0
Cash and cash equivalents, beginning of period..............    217.9       31.1
                                                              -------    -------
Cash and cash equivalents, end of period....................  $ 231.1    $ 137.1
                                                              =======    =======

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL
                                  STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

               NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

1.  BASIS OF PRESENTATION

The accompanying unaudited consolidated financial statements of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") have been prepared in accordance with generally accepted accounting principles for interim financial information.

The interim consolidated financial statements of AFLIAC, a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"), include the accounts of its non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). FAFLIC is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO") until SMAFCO contributed AFLIAC to FAFLIC on July 1, 1999. All significant intercompany accounts and transactions have been eliminated.

The interim consolidated financial statements of AFLIAC include the accounts of Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc. These wholly-owned non-insurance subsidiaries were transferred to AFLIAC on July 1, 1999 from SMAFCO. The results of operations for the subsidiaries are included in the three months ended September 30, 1999. The financial statements of AFLIAC also include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary, effective November 30, 1998. Its results of operations are included for 11 months of 1998.

The accompanying interim consolidated financial statements reflect, in the opinion of the Company's management, all adjustments necessary for a fair presentation of the financial position and results of operations. The results of operations for the nine months ended September 30, 1999 are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the Company's 1998 Annual Audited Financial Statements.

2.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures. This statement is effective for fiscal years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In December 1997, the AICPA issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP No. 97-3"). SoP No. 97-3 provides guidance on when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of SoP No. 97-3 had no effect on the results of operations or financial position of the Company.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

3.  SIGNIFICANT TRANSACTIONS

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes include the transfer of FAFLIC's ownership of Allmerica Property & Casualty Companies, Inc., as well as several non-insurance subsidiaries, from FAFLIC to AFC. In addition, certain changes affected AFLIAC. SMAFCO transferred its ownership in AFLIAC to FAFLIC. Hence, AFLIAC became a wholly-owned subsidiary of FAFLIC. Further, four non-insurance subsidiaries previously held by SMAFCO were contributed to AFLIAC. Under an agreement with the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), AFC has contributed to FAFLIC capital of $125.0 million and agreed to maintain FAFLIC's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 would require the prior approval of the Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

The equity of the four subsidiaries transferred from SMAFCO to AFLIAC on July 1, 1999 was $11.8 million. SMAFCO received one share of common stock in return for transferring the subsidiaries to AFLIAC. For the three months ended September 30, 1999, the subsidiaries of AFLIAC had total revenue of $16.6 million and total benefits, losses and expenses of $11.5 million.

During 1998, SMAFCO contributed $21.0 million of additional paid-in capital to the Company. SMAFCO contributed $4.0 million of additional paid-in capital to the Company in the second quarter of 1999.

4.  FEDERAL INCOME TAXES

Federal income tax expense for the nine months ended September 30, 1999 and 1998, has been computed using estimated effective tax rates. These rates are revised, if necessary, at the end of each successive interim period to reflect the current estimates of the annual effective tax rates.

5.  COMMITMENTS AND CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims and the estimate may be revised based on an amount of reimbursement actually tendered by AFLIAC's insurance carriers and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar normal business activities.

Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

                               GROUP VEL ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                         September 30, 1999 (Unaudited)

                                                                                                         Investment
                                                                                        Growth          Grade Income
                                                                                    -------------      --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $ 4,410,458        $ 22,193,376
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......               -                   -
Investment in shares of T. Rowe Price International Series, Inc. ...............               -                   -
Investment in shares of Delaware Group Premium Fund, Inc. ......................               -                   -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............               -                   -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................               -                   -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............               -                   -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................               -                   -
                                                                                    -------------      --------------
    Total assets ...............................................................       4,410,458          22,193,376

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................         317,480                   -
                                                                                    -------------      --------------
    Net assets .................................................................     $ 4,092,978        $ 22,193,376
                                                                                    -------------      --------------
                                                                                    -------------      --------------


Net asset distribution by category:
  Variable life policies .......................................................     $ 4,092,978        $ 22,193,376
                                                                                    -------------      --------------
                                                                                    -------------      --------------

     Units outstanding, September 30, 1999 .....................................       1,772,136          16,502,285
     Net asset value per unit, September 30, 1999 ..............................     $  2.309616        $   1.344870


                                                                                     Money Market         Equity Index
                                                                                    --------------       --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $  3,289,604         $  2,021,363
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......                -                    -
Investment in shares of T. Rowe Price International Series, Inc. ...............                -                    -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                -                    -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                -                    -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                -                    -
Investments  in shares of Mutual Fund Variable Annuity Trust (MFVAT) ...........                -                    -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................              618                    -
                                                                                    --------------       --------------
    Total assets ...............................................................        3,290,222            2,021,363

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                -                    -
                                                                                    --------------       --------------
    Net assets .................................................................     $  3,290,222         $  2,021,363
                                                                                    --------------       --------------
                                                                                    --------------       --------------

Net asset distribution by category:
  Variable life policies .......................................................     $  3,290,222         $  2,021,363
                                                                                    --------------       --------------
                                                                                    --------------       --------------

     Units outstanding, September 30, 1999 .....................................        2,619,005              766,131
     Net asset value per unit, September 30, 1999 ..............................     $   1.255868         $   2.638167


                                                                                                               Select
                                                                                     Government Bond      Aggressive Growth
                                                                                    -----------------    -------------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $        20,979      $       1,061,561
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......                   -                      -
Investment in shares of T. Rowe Price International Series, Inc. ...............                   -                      -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                   -                      -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                   -                      -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                   -                      -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                   -                      -
Receivable from Allmerica Financial Life Insurance and Annuity                                                            -
  Company (Sponsor) ............................................................                 247                      -
                                                                                    -----------------    -------------------
    Total assets ...............................................................              21,226              1,061,561

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                   -                      -
                                                                                    -----------------    -------------------
    Net assets .................................................................     $        21,226      $       1,061,561
                                                                                    -----------------    -------------------
                                                                                    -----------------    -------------------


Net asset distribution by category:
  Variable life policies .......................................................     $        21,226      $       1,061,561
                                                                                    -----------------    -------------------
                                                                                    -----------------    -------------------

     Units outstanding, September 30, 1999 .....................................              16,031                496,099
     Net asset value per unit, September 30, 1999 ..............................     $      1.293057      $        2.139811


                                                                                     Select Growth
                                                                                    ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $  15,904,576
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......                 -
Investment in shares of T. Rowe Price International Series, Inc. ...............                 -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                 -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                 -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                 -
                                                                                    ---------------
    Total assets ...............................................................        15,904,576

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                 -
                                                                                    ---------------
    Net assets .................................................................     $  15,904,576
                                                                                    ---------------
                                                                                    ---------------


Net asset distribution by category:
  Variable life policies .......................................................     $  15,904,576
                                                                                    ---------------
                                                                                    ---------------

     Units outstanding, September 30, 1999 .....................................         5,838,486
     Net asset value per unit, September 30, 1999 ..............................     $    2.724051


   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                         September 30, 1999 (Unaudited)


                                                                                           Select            Select Value
                                                                                      Growth and Income      Opportunity
                                                                                     -------------------    --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................      $         302,834      $ 18,293,834
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......                      -                 -
Investment in shares of T. Rowe Price International Series, Inc. ...............                      -                 -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                      -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                      -                 -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                      -                 -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                      -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                      -                 -
                                                                                     -------------------    --------------
    Total assets ...............................................................                302,834        18,293,834

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                      -                 -
                                                                                     -------------------    --------------
    Net assets .................................................................      $         302,834      $ 18,293,834
                                                                                     -------------------    --------------
                                                                                     -------------------    --------------


Net asset distribution by category:
  Variable life policies .......................................................      $         302,834      $ 18,293,834
                                                                                     -------------------    --------------
                                                                                     -------------------    --------------

     Units outstanding, September 30, 1999 .....................................                137,121       111,205,587
     Net asset value per unit, September 30, 1999 ..............................      $        2.208525      $   1.632562


                                                                                        Select             Select          Select
                                                                                     International         Capital        Emerging
                                                                                         Equity         Appreciation      Markets
                                                                                    ---------------    --------------   -----------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $   5,326,650      $    315,129     $  12,232
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......                 -                 -             -
Investment in shares of T. Rowe Price International Series, Inc. ...............                 -                 -             -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                 -                 -             -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                 -                 -             -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                 -                 -             -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                 -                 -             -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                 -                 -             -
                                                                                    ---------------    --------------   -----------
    Total assets ...............................................................         5,326,650           315,129        12,232

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................             4,045                 -             -
                                                                                    ---------------    --------------   -----------
    Net assets .................................................................     $   5,322,605      $    315,129     $  12,232
                                                                                    ---------------    --------------   -----------
                                                                                    ---------------    --------------   -----------


Net asset distribution by category:
  Variable life policies .......................................................     $   5,322,605      $    315,129     $  12,232
                                                                                    ---------------    --------------   -----------
                                                                                    ---------------    --------------   -----------

     Units outstanding, September 30, 1999 .....................................         2,907,219           154,205         9,409
     Net asset value per unit, September 30, 1999 ..............................     $    1.830828      $   2.043577     $1.300110


                                                                                        Select
                                                                                      Strategic      Fidelity Vip
                                                                                        Growth        High Income
                                                                                     -----------    --------------
ASSETS:                                                                               $   6,704      $          -
Investments in shares of Allmerica Investment Trust ............................              -           166,763
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......              -                 -
Investment in shares of T. Rowe Price International Series, Inc. ...............              -                 -
Investment in shares of Delaware Group Premium Fund, Inc. ......................              -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............              -                 -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................              -                 -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................              -                 -
                                                                                     -----------    --------------
    Total assets ...............................................................          6,704           166,763

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................              -                 -
                                                                                     -----------    --------------
    Net assets .................................................................      $   6,704      $    166,763
                                                                                     -----------    --------------
                                                                                     -----------    --------------

Net asset distribution by category:
  Variable life policies .......................................................      $   6,704      $    166,763
                                                                                     -----------    --------------
                                                                                     -----------    --------------

     Units outstanding, September 30, 1999 .....................................              -           112,921
     Net asset value per unit, September 30, 1999 ..............................      $1.009280      $   1.476800

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                         September 30, 1999 (Unaudited)

                                                                                      Fidelity VIP      Fidelity VIP
                                                                                     Equity-Income         Growth
                                                                                    ---------------    --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $           -      $          -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......           313,306           971,830
Investment in shares of T. Rowe Price International Series, Inc. ...............                 -                 -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                 -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                 -                 -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                 -                 -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                 -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                 -                 -
                                                                                    ---------------    --------------
    Total assets ...............................................................           313,306           971,830

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                 -            22,129
                                                                                    ---------------    --------------
    Net assets .................................................................     $     313,306      $    949,701
                                                                                    ---------------    --------------
                                                                                    ---------------    --------------


Net asset distribution by category:
  Variable life policies .......................................................     $     313,306      $    949,701
                                                                                    ---------------    --------------
                                                                                    ---------------    --------------

     Units outstanding, September 30, 1999 .....................................           155,291           346,954
     Net asset value per unit, September 30, 1999 ..............................     $    2.017547      $   2.737253


                                                                                     Fidelity VIP     Fidelity VIP II
                                                                                       Overseas        Asset Manager
                                                                                    --------------    ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $          -      $            -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......           93,758             854,589
Investment in shares of T. Rowe Price International Series, Inc. ...............                -                   -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                -                   -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                -                   -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                -                   -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                -                   -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                -                   -
                                                                                    --------------    ----------------
    Total assets ...............................................................           93,758             854,589

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                -              61,048
                                                                                    --------------    ----------------
    Net assets .................................................................     $     93,758      $      793,541
                                                                                    --------------    ----------------
                                                                                    --------------    ----------------


Net asset distribution by category:
  Variable life policies .......................................................     $     93,758      $      793,541
                                                                                    --------------    ----------------
                                                                                    --------------    ----------------

     Units outstanding, September 30, 1999 .....................................           53,578             407,012
     Net asset value per unit, September 30, 1999 ..............................     $   1.749956      $     1.825796


                                                                                     Fidelity VIP II         T. Rowe Price
                                                                                        Index 500         International Stock
                                                                                    -----------------    ---------------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $             -      $                 -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......          30,762,275                        -
Investment in shares of T. Rowe Price International Series, Inc. ...............                   -                  512,885
Investment in shares of Delaware Group Premium Fund, Inc. ......................                   -                        -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                   -                        -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                   -                        -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                   -                        -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                   -                        -
                                                                                    -----------------    ---------------------
    Total assets ...............................................................          30,762,275                  512,885

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                   -                        -
                                                                                    -----------------    ---------------------
    Net assets .................................................................     $    30,762,275      $           512,885
                                                                                    -----------------    ---------------------
                                                                                    -----------------    ---------------------


Net asset distribution by category:
  Variable life policies .......................................................     $    30,762,275      $           512,885
                                                                                    -----------------    ---------------------
                                                                                    -----------------    ---------------------

     Units outstanding, September 30, 1999 .....................................          30,689,211                  358,170
     Net asset value per unit, September 30, 1999 ..............................     $      1.002378      $          1.431947


                                                                                             DGPF                   INVESCO
                                                                                     International Equity      Industrial Income
                                                                                    ----------------------    -------------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $                  -      $               -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......                        -                      -
Investment in shares of T. Rowe Price International Series, Inc. ...............                        -                      -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                8,937,836                      -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                        -                  9,814
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                        -                      -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                        -                      -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                        -                      -
                                                                                    ----------------------    -------------------
    Total assets ...............................................................                8,937,836                  9,814

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                        -                      -
                                                                                    ----------------------    -------------------
    Net assets .................................................................     $          8,937,836      $           9,814
                                                                                    ----------------------    -------------------
                                                                                    ----------------------    -------------------


Net asset distribution by category:
  Variable life policies ........................................................     $          8,937,836      $           9,814
                                                                                    ----------------------    -------------------
                                                                                    ----------------------    -------------------

     Units outstanding, September 30, 1999 ......................................               6,523,904                  5,737
     Net asset value per unit, September 30, 1999 ...............................     $          1.370010      $        1.710669


   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                         September 30, 1999 (Unaudited)


                                                                                       INVESCO         Morgan Stanley
                                                                                     Total Return       Fixed Income
                                                                                    --------------    ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $          -      $            -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......                -                   -
Investment in shares of T. Rowe Price International Series, Inc. ...............                -                   -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                -                   -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............           27,612                   -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                -          22,428,692
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                -                   -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                -                   -
                                                                                    --------------    ----------------
    Total assets ...............................................................           27,612          22,428,692

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                -                   -
                                                                                    --------------    ----------------
    Net assets .................................................................     $     27,612      $   22,428,692
                                                                                    --------------    ----------------
                                                                                    --------------    ----------------


Net asset distribution by category:
  Variable life policies .......................................................     $     27,612      $   22,428,692
                                                                                    --------------    ----------------
                                                                                    --------------    ----------------

     Units outstanding, September 30, 1999 .....................................           20,032          21,055,170
     Net asset value per unit, September 30, 1999 ..............................     $   1.378410      $     1.065231


                                                                                          MFVAT               MFVAT
                                                                                     U.S. Government          Asset
                                                                                         Bond(a)          Allocation(a)
                                                                                    -----------------    ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $             -      $           -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......                   -                  -
Investment in shares of T. Rowe Price International Series, Inc. ...............                   -                  -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                   -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                   -                  -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                   -                  -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                   -                  -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                   -                  -
                                                                                    -----------------    ---------------
    Total assets ...............................................................                   -                  -

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                   -                  -
                                                                                    -----------------    ---------------
    Net assets .................................................................     $             -      $           -
                                                                                    -----------------    ---------------
                                                                                    -----------------    ---------------


Net asset distribution by category:
  Variable life policies .......................................................     $             -      $           -
                                                                                    -----------------    ---------------
                                                                                    -----------------    ---------------

     Units outstanding, September 30, 1999 .....................................                   -                  -
     Net asset value per unit, September 30, 1999 ..............................     $      1.000000      $    1.000000


                                                                                        MFVAT           MFVAT            MFVAT
                                                                                        Growth         Capital       International
                                                                                     & Income(a)      Growth(a)        Equity(a)
                                                                                    -------------    -----------    ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $         -      $       -      $           -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......               -              -                  -
Investment in shares of T. Rowe Price International Series, Inc. ...............               -              -                  -
Investment in shares of Delaware Group Premium Fund, Inc. ......................               -              -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............               -              -                  -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................               -              -                  -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............               -              -                  -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................               -              -                  -
                                                                                    -------------    -----------    ---------------
    Total assets ...............................................................               -              -                  -

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -              -                  -
                                                                                    -------------    -----------    ---------------
    Net assets .................................................................     $         -      $       -      $           -
                                                                                    -------------    -----------    ---------------
                                                                                    -------------    -----------    ---------------


Net asset distribution by category:
  Variable life policies .......................................................     $         -      $       -      $           -
                                                                                    -------------    -----------    ---------------
                                                                                    -------------    -----------    ---------------

     Units outstanding, September 30, 1999 .....................................               -              -                  -
     Net asset value per unit, September 30, 1999 ..............................     $  1.000000      $1.000000      $    1.000000


   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                         September 30, 1999 (Unaudited)

                                                                                           DGPF
                                                                                         Decatur              DGPF
                                                                                     Total Return(a)      Delchester(a)
                                                                                    -----------------    ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $             -      $           -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......                   -                  -
Investment in shares of T. Rowe Price International Series, Inc. ...............                   -                  -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                   -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                   -                  -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                   -                  -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                   -                  -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                   -                  -
                                                                                    -----------------    ---------------
    Total assets ...............................................................                   -                  -

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                   -                  -
                                                                                    -----------------    ---------------
    Net assets .................................................................     $             -      $           -
                                                                                    -----------------    ---------------
                                                                                    -----------------    ---------------


Net asset distribution by category:
  Variable life policies .......................................................     $             -      $           -
                                                                                    -----------------    ---------------
                                                                                    -----------------    ---------------

     Units outstanding, September 30, 1999 .....................................                   -                  -
     Net asset value per unit, September 30, 1999 ..............................     $      1.000000      $    1.000000


                                                                                         DGPF              DGPF
                                                                                        Capital            Cash            DGPF
                                                                                      Reserves(a)        Reserve(a)      DelCap(a)
                                                                                    --------------    ---------------  -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $          -      $           -    $         -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......                -                  -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............                -                  -              -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                -                  -              -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                -                  -              -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                -                  -              -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                -                  -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                -                  -              -
                                                                                    --------------    ---------------  -------------
    Total assets ...............................................................                -                  -              -

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                -                  -              -
                                                                                    --------------    ---------------  -------------
    Net assets .................................................................     $          -      $           -   $          -
                                                                                    --------------    ---------------  -------------
                                                                                    --------------    ---------------  -------------


Net asset distribution by category:
  Variable life policies .......................................................     $          -      $           -   $          -
                                                                                    --------------    ---------------  -------------
                                                                                    --------------    ---------------  -------------

     Units outstanding, September 30, 1999 .....................................                -                  -              -
     Net asset value per unit, September 30, 1999 ..............................     $   1.000000      $    1.000000    $  1.000000


                                                                                                           DGPF
                                                                                         DGPF           Small Cap
                                                                                      Delaware(a)        Value(a)
                                                                                    ---------------   -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $           -     $         -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......                 -               -
Investment in shares of T. Rowe Price International Series, Inc. ...............                 -               -
Investment in shares of Delaware Group Premium Fund, Inc. ......................                 -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............                 -               -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................                 -               -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............                 -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................                 -               -
                                                                                    ---------------   -------------
    Total assets ...............................................................                 -               -

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................                 -               -
                                                                                    ---------------   -------------
    Net assets .................................................................     $           -     $        -
                                                                                    ---------------   -------------
                                                                                    ---------------   -------------


Net asset distribution by category:
  Variable life policies .......................................................     $           -     $         -
                                                                                    ---------------   -------------
                                                                                    ---------------   -------------

     Units outstanding, September 30, 1999 .....................................                 -               -
     Net asset value per unit, September 30, 1999 ..............................     $    1.000000     $  1.000000


   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                         September 30, 1999 (Unaudited)

                                                                                                          DGPF
                                                                                        DGPF           Strategic        DGPF
                                                                                       Trend(a)        Income(a)       Devon(a)
                                                                                    -------------    -------------  -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $         -      $         -    $         -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......               -                -              -
Investment in shares of T. Rowe Price International Series, Inc. ...............               -                -              -
Investment in shares of Delaware Group Premium Fund, Inc. ......................               -                -              -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............               -                -              -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................               -                -              -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............               -                -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................               -                -              -
                                                                                    -------------    -------------  -------------
    Total assets ...............................................................               -                -              -

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -                -              -
                                                                                    -------------    -------------  -------------
    Net assets .................................................................     $         -      $         -    $         -
                                                                                    -------------    -------------  -------------
                                                                                    -------------    -------------  -------------


Net asset distribution by category:
  Variable life policies .......................................................     $         -      $         -    $         -
                                                                                    -------------    -------------  -------------
                                                                                    -------------    -------------  -------------

     Units outstanding, September 30, 1999 .....................................               -                -              -
     Net asset value per unit, September 30, 1999 ..............................     $  1.000000      $  1.000000    $  1.000000


                                                                                        DGPF             DGPF
                                                                                      Emerging          Social
                                                                                      Markets(a)      Awareness(a)
                                                                                    -------------    -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $         -      $         -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......               -                -
Investment in shares of T. Rowe Price International Series, Inc. ...............               -                -
Investment in shares of Delaware Group Premium Fund, Inc. ......................               -                -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............               -                -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................               -                -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............               -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................               -                -
                                                                                    -------------    -------------
    Total assets ...............................................................               -                -

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -                -
                                                                                    -------------    -------------
    Net assets .................................................................     $         -      $         -
                                                                                    -------------    -------------
                                                                                    -------------    -------------


Net asset distribution by category:
  Variable life policies .......................................................     $         -      $         -
                                                                                    -------------    -------------
                                                                                    -------------    -------------

     Units outstanding, September 30, 1999 .....................................               -                -
     Net asset value per unit, September 30, 1999 ..............................     $  1.000000      $  1.000000


                                                                                                         DGPF
                                                                                         DGPF         Aggressive
                                                                                        REIT(a)        Growth(a)
                                                                                    -------------    ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ............................     $         -      $        -
Investments in shares of Fidelity Variable Insurance Products Funds (VIP) ......               -               -
Investment in shares of T. Rowe Price International Series, Inc. ...............               -               -
Investment in shares of Delaware Group Premium Fund, Inc. ......................               -               -
Investments in shares of INVESCO Variable Investment Funds, Inc. ...............               -               -
Investment in shares of Morgan Stanley Universal Funds, Inc. ...................               -               -
Investments in shares of Mutual Fund Variable Annuity Trust (MFVAT) ............               -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor) ............................................................               -               -
                                                                                    -------------    ------------
    Total assets ...............................................................               -               -

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ....................................................               -               -
                                                                                    -------------    ------------
    Net assets .................................................................     $         -      $        -
                                                                                    -------------    ------------
                                                                                    -------------    ------------


Net asset distribution by category:
  Variable life policies .......................................................     $         -      $        -
                                                                                    -------------    ------------
                                                                                    -------------    ------------

     Units outstanding, September 30, 1999 .....................................               -               -
     Net asset value per unit, September 30, 1999 ..............................     $  1.000000      $ 1.000000


   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                      STATEMENTS OF OPERATIONS (Unaudited)
                     For the Period Ended September 30, 1999

                                                                 Growth         Investment Grade Income       Money Market
                                                              -------------  ---------------------------   ------------------
INVESTMENT INCOME:
  Dividends .................................................  $    20,768    $                 974,256     $         17,809

EXPENSES:
  Mortality and expense risk fees ...........................        4,516                       87,408                2,973
                                                              -------------  ---------------------------   ------------------
  Net investment income (loss) ..............................       16,252                      886,848               14,836
                                                              -------------  ---------------------------   ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .......      286,696                       18,099                    -
  Net realized gain (loss) from sales of investments ........       54,966                      (36,332)                   -
                                                              -------------  ---------------------------   ------------------
     Net realized gain (loss) ...............................      341,662                      (18,233)                   -
  Net unrealized gain (loss) ................................     (331,196)                  (1,181,724)                   -
                                                              -------------  ---------------------------   ------------------

     Net realized and unrealized  gain (loss) ...............       10,466                   (1,199,957)                   -
                                                              -------------  ---------------------------   ------------------
     Net increase (decrease) in net assets from operations ..  $    26,718    $                (313,109)    $         14,836
                                                              -------------  ---------------------------   ------------------
                                                              -------------  ---------------------------   ------------------

                                                                                                                  Select
                                                                 Equity Index       Government Bond          Aggressive Growth
                                                               ----------------  ----------------------    --------------------
INVESTMENT INCOME:
  Dividends .................................................   $      126,637    $              1,014      $                -

EXPENSES:
  Mortality and expense risk fees ...........................           94,777                      60                   3,988
                                                               ----------------  ----------------------    --------------------
  Net investment income (loss) ..............................           31,860                     954                  (3,988)
                                                               ----------------  ----------------------    --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .......            3,576                       -                       -
  Net realized gain (loss) from sales of investments ........       11,655,899                    (152)                 13,864
                                                               ----------------  ----------------------    --------------------
     Net realized gain (loss) ...............................       11,659,475                    (152)                 13,864
  Net unrealized gain (loss) ................................       (7,466,515)                   (199)                 82,290
                                                               ----------------  ----------------------    --------------------

     Net realized and unrealized  gain (loss) ...............        4,192,960                    (351)                 96,154
                                                               ----------------  ----------------------    --------------------
     Net increase (decrease) in net assets from operations ..   $    4,224,820    $                603      $           92,166
                                                               ----------------  ----------------------    --------------------
                                                               ----------------  ----------------------    --------------------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                STATEMENTS OF OPERATIONS (Continued)(Unaudited)
                   For the Period Ended September 30, 1999

                                                                                       Select Growth
                                                                   Select Growth         and Income      Select Value Opportunity
                                                                 -----------------   -----------------  --------------------------
INVESTMENT INCOME:
  Dividends .................................................     $         8,328     $         3,041    $                    118

EXPENSES:
  Mortality and expense risk fees ...........................              60,672               1,346                      39,308
                                                                 -----------------   -----------------  --------------------------
  Net investment income (loss) ..............................             (52,344)              1,695                     (39,190)
                                                                 -----------------   -----------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .......             529,243              23,247                   1,173,968
  Net realized gain (loss) from sales of investments ........             470,486               1,794                     (20,408)
                                                                 -----------------   -----------------  --------------------------
     Net realized gain (loss) ...............................             999,729              25,041                   1,153,560
  Net unrealized gain (loss) ................................            (603,329)            (14,005)                 (3,956,357)
                                                                 -----------------   -----------------  --------------------------

     Net realized and unrealized  gain (loss) ...............             396,400              11,036                  (2,802,797)
                                                                 -----------------   -----------------  --------------------------
     Net increase (decrease) in net assets from operations ..     $       344,056     $        12,731    $             (2,841,987)
                                                                 -----------------   -----------------  --------------------------
                                                                 -----------------   -----------------  --------------------------

                                                                         Select                Select Capital         Select
                                                                 International Equity           Appreciation      Emerging Markets
                                                              ----------------------------  -------------------  ------------------
INVESTMENT INCOME:
  Dividends .................................................  $                        -    $               -    $             46

EXPENSES:
  Mortality and expense risk fees ...........................                      34,849                1,188                  18
                                                              ----------------------------  -------------------  ------------------
  Net investment income (loss) ..............................                     (34,849)              (1,188)                 28
                                                              ----------------------------  -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .......                           -                  412                   -
  Net realized gain (loss) from sales of investments ........                     790,863                 (728)                 13
                                                              ----------------------------  -------------------  ------------------
     Net realized gain (loss) ...............................                     790,863                 (316)                 13
  Net unrealized gain (loss) ................................                    (196,401)               5,369                 (10)
                                                              ----------------------------  -------------------  ------------------

     Net realized and unrealized  gain (loss) ...............                     594,462                5,053                   3
                                                              ----------------------------  -------------------  ------------------
     Net increase (decrease) in net assets from operations ..  $                  559,613    $           3,865    $             31
                                                              ----------------------------  -------------------  ------------------
                                                              ----------------------------  -------------------  ------------------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                STATEMENTS OF OPERATIONS (Continued)(Unaudited)
                   For the Period Ended September 30, 1999

                                                                        Select
                                                                    Strategic Growth         Fidelity VIP High Income
                                                                ------------------------   ----------------------------
INVESTMENT INCOME:
  Dividends .................................................    $                    -     $                    8,271

EXPENSES:
  Mortality and expense risk fees ...........................                         9                            540
                                                                ------------------------   ----------------------------
  Net investment income (loss) ..............................                        (9)                         7,731
                                                                ------------------------   ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .......                         -                            309
  Net realized gain (loss) from sales of investments ........                        (9)                        (2,467)
                                                                ------------------------   ----------------------------
     Net realized gain (loss) ...............................                        (9)                        (2,158)
  Net unrealized gain (loss) ................................                      (753)                        (5,441)
                                                                ------------------------   ----------------------------

     Net realized and unrealized  gain (loss) ...............                      (762)                        (7,599)
                                                                ------------------------   ----------------------------
     Net increase (decrease) in net assets from operations ..    $                 (771)    $                     132
                                                                ------------------------   ----------------------------
                                                                ------------------------   ----------------------------

                                                                  Fidelity VIP Equity-Income       Fidelity VIP Growth
                                                                -------------------------------  ------------------------
INVESTMENT INCOME:
  Dividends .................................................    $                       2,402    $                2,233

EXPENSES:
  Mortality and expense risk fees ...........................                            1,006                     4,547
                                                                -------------------------------  ------------------------
  Net investment income (loss) ..............................                            1,396                    (2,314)
                                                                -------------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .......                            5,309                   140,400
  Net realized gain (loss) from sales of investments ........                            2,830                   113,260
                                                                -------------------------------  ------------------------
     Net realized gain (loss) ...............................                            8,139                   253,660
  Net unrealized gain (loss) ................................                          (12,369)                 (121,324)
                                                                -------------------------------  ------------------------

     Net realized and unrealized  gain (loss) ...............                           (4,230)                  132,336
                                                                -------------------------------  ------------------------
     Net increase (decrease) in net assets from operations ..    $                      (2,834)   $              130,022
                                                                -------------------------------  ------------------------
                                                                -------------------------------  ------------------------


                                                                  Fidelity VIP Overseas     Fidelity VIP II Asset Manager
                                                                -------------------------  --------------------------------
INVESTMENT INCOME:
  Dividends .................................................    $                 1,054    $                       20,569

EXPENSES:
  Mortality and expense risk fees ...........................                        359                             1,028
                                                                -------------------------  --------------------------------
  Net investment income (loss) ..............................                        695                            19,541
                                                                -------------------------  --------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .......                      1,699                            26,054
  Net realized gain (loss) from sales of investments ........                        669                               163
                                                                -------------------------  --------------------------------
     Net realized gain (loss) ...............................                      2,368                            26,217
  Net unrealized gain (loss) ................................                      7,490                           (61,892)
                                                                -------------------------  --------------------------------

     Net realized and unrealized  gain (loss) ...............                      9,858                           (35,675)
                                                                -------------------------  --------------------------------
     Net increase (decrease) in net assets from operations ..    $                10,553    $                       16,134)
                                                                -------------------------  --------------------------------
                                                                -------------------------  --------------------------------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                 STATEMENTS OF OPERATIONS (Continued)(Unaudited)
                     For the Period Ended September 30, 1999



                                                              Fidelity VIP II Index 500      T. Rowe Price International Stock
                                                              --------------------------   -------------------------------------
INVESTMENT INCOME:
  Dividends .................................................  $                      -     $                                 -

EXPENSES:
  Mortality and expense risk fees ...........................                    24,146                                   1,724
                                                              --------------------------   -------------------------------------
  Net investment income (loss) ..............................                   (24,146)                                 (1,724)
                                                              --------------------------   -------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .......                         -                                       -
  Net realized gain (loss) from sales of investments ........                     1,291                                   1,179
                                                              --------------------------   -------------------------------------
     Net realized gain (loss) ...............................                     1,291                                   1,179
  Net unrealized gain (loss) ................................                (1,286,562)                                 27,808
                                                              --------------------------   -------------------------------------

     Net realized and unrealized  gain (loss) ...............                (1,285,271)                                 28,987
                                                              --------------------------   -------------------------------------
     Net increase (decrease) in net assets from operations ..  $             (1,309,417)    $                            27,263
                                                              --------------------------   -------------------------------------
                                                              --------------------------   -------------------------------------

                                                                                                       INVESCO
                                                                  DGPF International Equity        Industrial Income
                                                                -----------------------------   -----------------------
INVESTMENT INCOME:
  Dividends .................................................    $                   183,862     $                   -

EXPENSES:
  Mortality and expense risk fees ...........................                         24,449                        29
                                                                -----------------------------   -----------------------
  Net investment income (loss) ..............................                        159,413                       (29)
                                                                -----------------------------   -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .......                         13,428                         -
  Net realized gain (loss) from sales of investments ........                         14,835                       176
                                                                -----------------------------   -----------------------
     Net realized gain (loss) ...............................                         28,263                       176
  Net unrealized gain (loss) ................................                        334,658                       409
                                                                -----------------------------   -----------------------

     Net realized and unrealized  gain (loss) ...............                        362,921                       585
                                                                -----------------------------   -----------------------
     Net increase (decrease) in net assets from operations ..    $                   522,334     $                 556
                                                                -----------------------------   -----------------------
                                                                -----------------------------   -----------------------


                                                                           INVESCO               Morgan Stanley
                                                                         Total Return              Fixed Income
                                                                   ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends ..................................................      $                    -    $                    -

EXPENSES:
  Mortality and expense risk fees ............................                         122                    56,595
                                                                   ------------------------  ------------------------
  Net investment income (loss) ...............................                        (122)                  (56,595)
                                                                   ------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ........                           -                     3,424
  Net realized gain (loss) from sales of investments .........                       3,981                    (9,012)
                                                                   ------------------------  ------------------------
     Net realized gain (loss) ................................                       3,981                    (5,588)
  Net unrealized gain (loss) .................................                      (5,259)                 (266,941)
                                                                   ------------------------  ------------------------

     Net realized and unrealized  gain (loss) ................                      (1,278)                 (272,529)
                                                                   ------------------------  ------------------------
     Net increase (decrease) in net assets from operations ...      $               (1,400)   $             (329,124)
                                                                   ------------------------  ------------------------
                                                                   ------------------------  ------------------------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                             Growth         Investment Grade Income
                                                                          Period Ended           Period Ended
                                                                        September 30, 1999    September 30, 1999
                                                                        ------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS: ...................................................
    Net investment income (loss) .....................................  $          16,252   $               886,848
    Net realized gain (loss) .........................................            341,662                   (18,233)
    Net unrealized gain (loss) .......................................           (331,196)               (1,181,724)
                                                                        ------------------  ------------------------
    Net increase (decrease) in net assets from operations ............             26,718                  (313,109)
                                                                        ------------------  ------------------------

  FROM POLICY TRANSACTIONS:
  Net premiums .......................................................            835,634                 5,520,062
  Terminations .......................................................           (337,478)                  (13,957)
  Insurance and other charges ........................................             (8,817)                 (459,475)
  Transfers between sub-accounts (including fixed account), net ......          1,092,670                 2,113,615
  Other transfers from (to) the General Account ......................           (196,475)                   (6,832)
  Net increase (decrease) in investment by Sponsor ...................                  -                         -
                                                                        ------------------  ------------------------
    Net increase (decrease) in net assets from policy transactions ...          1,385,534                 7,153,413
                                                                        ------------------  ------------------------

    Net increase (decrease) in net assets ............................          1,412,252                 6,840,304

NET ASSETS:
  Beginning of period ................................................          2,680,726                15,353,072
                                                                        ------------------  ------------------------
  End of period ......................................................  $       4,092,978   $            22,193,376
                                                                        ------------------  ------------------------
                                                                        ------------------  ------------------------


                                                                          Money Market            Growth
                                                                          Period Ended         Period Ended
                                                                        September 30, 1999  September 30, 1999
                                                                        ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................  $          14,836   $          31,860
    Net realized gain (loss) .........................................                  -          11,659,475
    Net unrealized gain (loss) .......................................                  -          (7,466,515)
                                                                        ------------------  ------------------
    Net increase (decrease) in net assets from operations ............             14,836           4,224,820
                                                                        ------------------  ------------------

  FROM POLICY TRANSACTIONS:
  Net premiums .......................................................          3,961,349           2,238,441
  Terminations .......................................................            (65,511)           (171,194)
  Insurance and other charges ........................................           (509,244)           (570,211)
  Transfers between sub-accounts (including fixed account), net ......           (339,714)        (49,824,132)
  Other transfers from (to) the General Account ......................            (11,120)             (7,028)
  Net increase (decrease) in investment by Sponsor ...................                  -                   -
                                                                        ------------------  ------------------
    Net increase (decrease) in net assets from policy transactions ...          3,035,760         (48,334,124)
                                                                        ------------------  ------------------

    Net increase (decrease) in net assets ............................          3,050,596         (44,109,304)

NET ASSETS:
  Beginning of period ................................................            239,626          46,130,667
                                                                        ------------------  ------------------
  End of period ......................................................  $       3,290,222   $       2,021,363
                                                                        ------------------  ------------------
                                                                        ------------------  ------------------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

          STATEMENTS OF CHANGES IN NET ASSETS (Continued) (Unaudited)

                                                                        Government Bond    Select Aggressive Growth
                                                                          Period Ended        Period Period Ended
                                                                       September 30, 1999     September 30, 1999
                                                                       ------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $             954   $                (3,988)
    Net realized gain (loss) ........................................               (152)                   13,864
    Net unrealized gain (loss) ......................................               (199)                   82,290
                                                                       ------------------  ------------------------
    Net increase (decrease) in net assets from operations ...........                603                    92,166
                                                                       ------------------  ------------------------

  FROM POLICY TRANSACTIONS:
  Net premiums ......................................................              8,566                   250,713
  Terminations ......................................................            (12,517)                  (28,621)
  Insurance and other charges .......................................               (298)                  (20,402)
  Transfers between sub-accounts (including fixed account), net .....              1,866                   (19,630)
  Other transfers from (to) the General Account .....................               (332)                  (17,864)
  Net increase (decrease) in investment by Sponsor ..................                  -                         -

                                                                       ------------------  ------------------------
    Net increase (decrease) in net assets from policy transactions ..             (2,715)                  164,196
                                                                       ------------------  ------------------------

    Net increase (decrease) in net assets ...........................             (2,112)                  256,362

NET ASSETS:
  Beginning of period ...............................................             23,338                   805,199
                                                                       ------------------  ------------------------
  End of period .....................................................  $          21,226   $              1,061,561
                                                                       ------------------  ------------------------
                                                                       ------------------  ------------------------

                                                                         Select Growth     Select Growth and Income
                                                                         Period Ended           Period Ended
                                                                       September 30, 1999    September 30, 1999
                                                                       ------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .....................................           $ (52,344)                  $ 1,695
    Net realized gain (loss) .........................................             999,729                    25,041
    Net unrealized gain (loss) .......................................            (603,329)                  (14,005)
                                                                         ------------------  ------------------------
    Net increase (decrease) in net assets from operations ............             344,056                    12,731
                                                                         ------------------  ------------------------

  FROM POLICY TRANSACTIONS:
  Net premiums .......................................................           2,949,045                    66,608
  Terminations .......................................................             (16,270)                   (7,617)
  Insurance and other charges ........................................            (254,932)                   (3,992)
  Transfers between sub-accounts (including fixed account), net ......           2,165,723                     3,125
  Other transfers from (to) the General Account ......................              (8,806)                     (649)
  Net increase (decrease) in investment by Sponsor ...................                   -                         -

                                                                         ------------------  ------------------------
    Net increase (decrease) in net assets from policy transactions ...           4,834,760                    57,475
                                                                         ------------------  ------------------------

    Net increase (decrease) in net assets ............................           5,178,816                    70,206

NET ASSETS:
  Beginning of period ................................................          10,725,760                   232,628
                                                                         ------------------  ------------------------
  End of period ......................................................        $ 15,904,576                 $ 302,834
                                                                         ------------------  ------------------------
                                                                         ------------------  ------------------------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

          STATEMENTS OF CHANGES IN NET ASSETS (Continued) (Unaudited)

                                                                 Select Value                                   Select Capital
                                                                 Opportunity         Select International        Appreciation
                                                                 Period Ended         Equity Period Ended        Period Ended
                                                              September 30, 1999      September 30, 1999      September 30, 1999
                                                             ---------------------  ----------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ........................... $            (39,190)  $              (34,849) $                (1,188)
    Net realized gain (loss) ...............................            1,153,560                  790,863                     (316)
    Net unrealized gain (loss) .............................           (3,956,357)                (196,401)                   5,369
                                                             ---------------------  ----------------------  ------------------------
    Net increase (decrease) in net assets from operations ..           (2,841,987)                 559,613                    3,865
                                                             ---------------------  ----------------------  -----------------------

  FROM POLICY TRANSACTIONS:
  Net premiums .............................................            6,111,591                1,367,703                   94,805
  Terminations .............................................              (10,000)                 (30,493)                  (5,191)
  Insurance and other charges ..............................             (328,440)                (107,792)                  (6,866)
  Transfers between sub-accounts (including fixed
   account), net ...........................................           14,725,532               (5,541,612)                 (15,273)
  Other transfers from (to) the General Account ............                3,536                   (3,356)                  (4,299)
  Net increase (decrease) in investment by Sponsor .........                    -                     -                        -
                                                             ---------------------  ----------------------- ------------------------
    Net increase (decrease) in net assets from policy
     transactions ..........................................           20,502,219               (4,315,550)                  63,176
                                                             ---------------------  ----------------------- ------------------------

    Net increase (decrease) in net assets ..................           17,660,232               (3,755,937)                  67,041

NET ASSETS:
  Beginning of period ......................................              633,602                9,078,542                  248,088
                                                             ---------------------  ----------------------- ------------------------
  End of period ............................................ $          18,293,834  $            5,322,605  $               315,129
                                                             ---------------------  ----------------------- ------------------------
                                                             ---------------------  ----------------------- ------------------------

                                                                                 Select                   Select
                                                                             Emerging Markets        Strategic Growth
                                                                              Period Ended             Period Ended
                                                                           September 30, 1999       September 30, 1999
                                                                          ----------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ......................................   $                  28   $                   (9)
    Net realized gain (loss) ..........................................                      13                       (9)
    Net unrealized gain (loss) ........................................                     (10)                    (753)
                                                                          ----------------------  -----------------------
    Net increase (decrease) in net assets from operations .............                      31                     (771)
                                                                          ----------------------  -----------------------

  FROM POLICY TRANSACTIONS:
  Net premiums ........................................................                  12,188                    8,308
  Terminations ........................................................                       -                        -
  Insurance and other charges .........................................                    (229)                    (864)
  Transfers between sub-accounts (including fixed account), net .......                       -                        -
  Other transfers from (to) the General Account .......................                     231                       31
  Net increase (decrease) in investment by Sponsor ....................                       -                        -

                                                                          ----------------------  -----------------------
    Net increase (decrease) in net assets from policy transactions ....                  12,190                    7,475
                                                                          ----------------------  -----------------------

    Net increase (decrease) in net assets .............................                  12,221                    6,704

NET ASSETS:
  Beginning of period .................................................                      11                        -
                                                                          ----------------------  -----------------------
  End of period .......................................................   $              12,232   $                6,704
                                                                          ----------------------  -----------------------
                                                                          ----------------------  -----------------------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

          STATEMENTS OF CHANGES IN NET ASSETS (Continued) (Unaudited)

                                                                        Fidelity Vip High Income     Fidelity Vip Equity-income
                                                                              Period Ended                  Period Ended
                                                                           September 30, 1999            September 30, 1999
                                                                       ---------------------------  -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ....................................  $                    7,731   $                      1,396
    Net realized gain (loss) ........................................                      (2,158)                         8,139
    Net unrealized gain (loss) ......................................                      (5,441)                       (12,369)
                                                                       ---------------------------  -----------------------------
    Net increase (decrease) in net assets from operations ...........                         132                         (2,834)
                                                                       ---------------------------  -----------------------------

  FROM POLICY TRANSACTIONS:
  Net premiums ......................................................                     121,353                        126,094
  Terminations ......................................................                     (16,729)                       (25,145)
  Insurance and other charges .......................................                     (10,163)                       (10,218)
  Transfers between sub-accounts (including fixed account), net .....                     (15,034)                        69,880
  Other transfers from (to) the General Account .....................                      (1,890)                        (3,794)
  Net increase (decrease) in investment by Sponsor ..................                           -                              -

                                                                       ---------------------------  -----------------------------
    Net increase (decrease) in net assets from policy transactions ..                      77,537                        156,817
                                                                       ---------------------------  -----------------------------
 ....................................................................
    Net increase (decrease) in net assets                                                  77,669                        153,983

NET ASSETS:
  Beginning of period ...............................................                      89,094                        159,323
                                                                       ---------------------------  -----------------------------
  End of period .....................................................  $                  166,763   $                    313,306
                                                                       ---------------------------  -----------------------------
                                                                       ---------------------------  -----------------------------

                                                                          Fidelity Vip Growth     Fidelity Vip Overseas
                                                                             Period Ended             Period Ended
                                                                          September 30, 1999       September 30, 1999
                                                                         ----------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ......................................  $             (2,314)   $                   695
    Net realized gain (loss) ..........................................                253,660                     2,368
    Net unrealized gain (loss) ........................................               (121,324)                    7,490
                                                                         ----------------------  ------------------------
    Net increase (decrease) in net assets from operations .............                130,022                    10,553
                                                                         ----------------------  ------------------------

  FROM POLICY TRANSACTIONS:
  Net premiums ........................................................                348,790                    24,814
  Terminations ........................................................               (335,822)                   (2,207)
  Insurance and other charges .........................................                (25,304)                   (3,689)
  Transfers between sub-accounts (including fixed account), net .......               (327,694)                      156
  Other transfers from (to) the General Account .......................                  8,246                    (3,450)
  Net increase (decrease) in investment by Sponsor ....................                      -                         -

                                                                         ----------------------  ------------------------
    Net increase (decrease) in net assets from policy transactions ....               (331,784)                   15,624
                                                                         ----------------------  ------------------------

    Net increase (decrease) in net assets .............................               (201,762)                   26,177

NET ASSETS:
  Beginning of period .................................................              1,151,463                    67,581
                                                                         ----------------------  ------------------------
  End of period .......................................................  $             949,701   $                93,758
                                                                         ----------------------  ------------------------
                                                                         ----------------------  ------------------------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

          STATEMENTS OF CHANGES IN NET ASSETS (Continued) (Unaudited)

                                                                  Fidelity Vip II Asset         Fidelity Vip II
                                                                   Manager Period Ended      Index 500 Period From
                                                                    September 30, 1999         5/4/99* to 9/30/99
                                                                -------------------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .............................  $                 19,541    $              (24,146)
    Net realized gain (loss) .................................                    26,217                     1,291
    Net unrealized gain (loss) ...............................                   (61,892)               (1,286,562)
                                                                -------------------------   -----------------------
    Net increase (decrease) in net assets from operations ....                   (16,134)               (1,309,417)
                                                                -------------------------   -----------------------

  FROM POLICY TRANSACTIONS:
  Net premiums ...............................................                   286,167                     2,571
  Terminations ...............................................                   (82,865)                        -
  Insurance and other charges ................................                    (2,526)                 (199,052)
  Transfers between sub-accounts (including fixed account),
   net .......................................................                    (1,720)               32,268,173
  Other transfers from (to) the General Account ..............                   (37,754)                        -
  Net increase (decrease) in investment by Sponsor                                     -                         -

                                                                -------------------------   -----------------------
    Net increase (decrease) in net assets from policy
     transactions ............................................                   161,302                32,071,692
                                                                -------------------------   -----------------------

    Net increase (decrease) in net assets ....................                   145,168                30,762,275

NET ASSETS:
  Beginning of period ........................................                   648,373                         -
                                                                -------------------------   -----------------------
  End of period ..............................................  $                793,541    $           30,762,275
                                                                -------------------------   -----------------------
                                                                -------------------------   -----------------------

                                                                 T. Rowe Price International    Dgpf International Equity
                                                                      Stock Period Ended               Period Ended
                                                                     September 30, 1999             September 30, 1999
                                                                ----------------------------   ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) .............................  $                    (1,724)   $                   159,413
    Net realized gain (loss) .................................                        1,179                         28,263
    Net unrealized gain (loss) ...............................                       27,808                        334,658
                                                                ----------------------------   ----------------------------
    Net increase (decrease) in net assets from operations ....                       27,263                        522,334
                                                                ----------------------------   ----------------------------

  FROM POLICY TRANSACTIONS:
  Net premiums ...............................................                      126,300                         32,837
  Terminations ...............................................                       (4,722)                             -
  Insurance and other charges ................................                       (7,994)                      (165,914)
  Transfers between sub-accounts (including fixed account),
   net........................................................                          260                         (2,442)
  Other transfers from (to) the General Account ..............                         (365)                           (39)
  Net increase (decrease) in investment by Sponsor ...........                            -                              -

                                                                ----------------------------   ----------------------------
    Net increase (decrease) in net assets from policy
     transactions ............................................                      113,479                       (135,558)
                                                                ----------------------------   ----------------------------

    Net increase (decrease) in net assets ....................                      140,742                        386,776

NET ASSETS:
  Beginning of period ........................................                      372,143                      8,551,060
                                                                ----------------------------   ----------------------------
  End of period ..............................................  $                   512,885    $                 8,937,836
                                                                ----------------------------   ----------------------------
                                                                ----------------------------   ----------------------------



   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT

          STATEMENTS OF CHANGES IN NET ASSETS (Continued) (Unaudited)

                                                                                                                  Morgan Stanley
                                                                Invesco Industrial       Invesco Total Return      Fixed Income
                                                                Income Period Ended          Period Ended           Period Ended
                                                                September 30, 1999        September 30, 1999    September 30, 1999
                                                              -----------------------  ----------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss) ............................ $                  (29)  $                (122)  $           (56,595)
    Net realized gain (loss) ................................                    176                   3,981                (5,588)
    Net unrealized gain (loss) ..............................                    409                  (5,259)             (266,941)
                                                              -----------------------  ----------------------  --------------------
    Net increase (decrease) in net assets from operations ...                    556                  (1,400)             (329,124)
                                                              -----------------------  ----------------------  --------------------

  FROM POLICY TRANSACTIONS:
  Net premiums ..............................................                  1,663                   1,236                     -
  Terminations ..............................................                   (149)                (32,859)                    -
  Insurance and other charges ...............................                 (1,485)                 (1,272)             (384,044)
  Transfers between sub-accounts (including fixed
   account), net ............................................                      -                       -             3,300,001
  Other transfers from (to) the General Account .............                      -                       -                     8
  Net increase (decrease) in investment by Sponsor ..........                      -                       -                     -

                                                              -----------------------  ----------------------  --------------------
    Net increase (decrease) in net assets from policy
     transactions ...........................................                     29                 (32,895)            2,915,965
                                                              -----------------------  ----------------------  --------------------

    Net increase (decrease) in net assets ...................                    585                 (34,295)            2,586,841

NET ASSETS:
  Beginning of period .......................................                  9,229                  61,907            19,841,851
                                                              -----------------------  ----------------------  --------------------
  End of period ............................................. $                9,814   $              27,612   $        22,428,692
                                                              -----------------------  ----------------------  --------------------
                                                              -----------------------  ----------------------  --------------------

   The accompanying notes are an integral part of these financial statements.

                                GROUP VEL ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     The Group VEL Account (Group VEL) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company) established on May 1, 1995 for the purpose of separating from the general assets of the Company, those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Group VEL are clearly identified and distinguished from the other assets and liabilities of the Company. Group VEL cannot be charged with liabilities arising out of any other business of the Company.

     Group VEL is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Group VEL currently offers forty-three Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Variable Insurance Products Fund (Fidelity VIP) or the Variable Insurance Products Fund II (Fidelity VIP
II), managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T.Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of the Delaware Group Premium Fund, Inc. (DGPF) managed by Delaware Management Company or Delaware International Advisers Ltd.; or of the INVESCO Variable Investment Funds, Inc. (INVESCO) managed by INVESCO Funds Group, Inc.; or of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley) managed by Miller Anderson & Sherrerd, LLP; or of the Mutual Fund Variable Annuity Trust (MFVAT) managed by Chase Manhattan Bank, N.A.. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, INVESCO, Morgan Stanley and MFVAT (the Funds) are open-end, management investment companies registered under the 1940 Act. INVESCO is available only to employees of INVESCO and its affiliates. Morgan Stanley is available only to employees of Duke Energy Corporation and its affiliates.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Group VEL. Therefore, no provision for income taxes has been charged against Group VEL.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1998

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 2, 1999, except for paragraph 2 of Note 12, which is as of March 19, 1999

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
REVENUES
    Premiums................................................   $  0.5     $ 22.8     $ 32.7
    Universal life and investment product policy fees.......    267.4      212.2      176.2
    Net investment income...................................    151.3      164.2      171.7
    Net realized investment gains (losses)..................     20.0        2.9       (3.6)
    Other income............................................      0.6        1.4        0.9
                                                               ------     ------     ------
        Total revenues......................................    439.8      403.5      377.9
                                                               ------     ------     ------
BENEFITS, LOSSES AND EXPENSES
    Policy benefits, claims, losses and loss adjustment
      expenses..............................................    153.9      187.8      192.6
    Policy acquisition expenses.............................     64.6        2.8       49.9
    Sales practice litigation...............................     21.0      --         --
    Loss from cession of disability income business.........    --          53.9      --
    Other operating expenses................................    104.1      101.3       86.6
                                                               ------     ------     ------
        Total benefits, losses and expenses.................    343.6      345.8      329.1
                                                               ------     ------     ------
Income before federal income taxes..........................     96.2       57.7       48.8
                                                               ------     ------     ------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
    Current.................................................     22.1       13.9       26.9
    Deferred................................................     11.8        7.1       (9.8)
                                                               ------     ------     ------
        Total federal income tax expense....................     33.9       21.0       17.1
                                                               ------     ------     ------
Net income..................................................   $ 62.3     $ 36.7     $ 31.7
                                                               ======     ======     ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

DECEMBER 31,
(IN MILLIONS)                                                   1998        1997
-------------                                                 ---------   ---------
ASSETS
  Investments:
    Fixed maturities at fair value (amortized cost of
      $1,284.6 and $1,340.5)................................  $ 1,330.4   $ 1,402.5
    Equity securities at fair value (cost of $27.4 and
      $34.4)................................................       31.8        54.0
    Mortgage loans..........................................      230.0       228.2
    Real estate.............................................       14.5        12.0
    Policy loans............................................      151.5       140.1
    Other long-term investments.............................        9.1        20.3
                                                              ---------   ---------
        Total investments...................................    1,767.3     1,857.1
                                                              ---------   ---------
  Cash and cash equivalents.................................      217.9        31.1
  Accrued investment income.................................       33.5        34.2
  Deferred policy acquisition costs.........................      950.5       765.3
  Reinsurance receivables on paid and unpaid losses, future
    policy benefits and unearned premiums...................      308.0       251.1
  Other assets..............................................       46.9        10.7
  Separate account assets...................................   11,020.4     7,567.3
                                                              ---------   ---------
        Total assets........................................  $14,344.5   $10,516.8
                                                              =========   =========
LIABILITIES
  Policy liabilities and accruals:
    Future policy benefits..................................  $ 2,284.8   $ 2,097.3
    Outstanding claims, losses and loss adjustment
      expenses..............................................       17.9        18.5
    Unearned premiums.......................................        2.7         1.8
    Contractholder deposit funds and other policy
      liabilities...........................................       38.1        32.5
                                                              ---------   ---------
        Total policy liabilities and accruals...............    2,343.5     2,150.1
                                                              ---------   ---------
  Expenses and taxes payable................................      146.2        77.6
  Reinsurance premiums payable..............................       45.7         4.9
  Deferred federal income taxes.............................       78.8        75.9
  Separate account liabilities..............................   11,020.4     7,567.3
                                                              ---------   ---------
        Total liabilities...................................   13,634.6     9,875.8
                                                              ---------   ---------
  Commitments and contingencies (Note 12)
SHAREHOLDER'S EQUITY
  Common stock, $1,000 par value, 10,000 shares authorized,
    2,524 and 2,521 shares issued and outstanding...........        2.5         2.5
  Additional paid-in capital................................      407.9       386.9
  Accumulated other comprehensive income....................       24.1        38.5
  Retained earnings.........................................      275.4       213.1
                                                              ---------   ---------
        Total shareholder's equity..........................      709.9       641.0
                                                              ---------   ---------
        Total liabilities and shareholder's equity..........  $14,344.5   $10,516.8
                                                              =========   =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
COMMON STOCK................................................  $   2.5    $   2.5    $   2.5
                                                              -------    -------    -------

ADDITIONAL PAID-IN CAPITAL
    Balance at beginning of period..........................    386.9      346.3      324.3
    Issuance of common stock................................     21.0       40.6       22.0
                                                              -------    -------    -------
    Balance at end of period................................    407.9      386.9      346.3
                                                              -------    -------    -------
ACCUMULATED OTHER COMPREHENSIVE INCOME
    Net unrealized appreciation on investments:
    Balance at beginning of period..........................     38.5       20.5       23.8
    Appreciation (depreciation) during the period:
        Net (depreciation) appreciation on
          available-for-sale securities.....................    (23.4)      27.0       (5.1)
        Benefit (provision) for deferred federal income
          taxes.............................................      9.0       (9.0)       1.8
                                                              -------    -------    -------
                                                                (14.4)      18.0       (3.3)
                                                              -------    -------    -------
    Balance at end of period................................     24.1       38.5       20.5
                                                              -------    -------    -------
RETAINED EARNINGS
    Balance at beginning of period..........................    213.1      176.4      144.7
    Net income..............................................     62.3       36.7       31.7
                                                              -------    -------    -------
    Balance at end of period................................    275.4      213.1      176.4
                                                              -------    -------    -------
        Total shareholder's equity..........................  $ 709.9    $ 641.0    $ 545.7
                                                              =======    =======    =======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Net income..................................................   $ 62.3     $ 36.7     $ 31.7
Other comprehensive income:
    Net (depreciation) appreciation on available-for-sale
      securities............................................    (23.4)      27.0       (5.1)
    Benefit (provision) for deferred federal income taxes...      9.0       (9.0)       1.8
                                                               ------     ------     ------
        Other comprehensive income..........................    (14.4)      18.0       (3.3)
                                                               ------     ------     ------
    Comprehensive income....................................     47.9     $ 54.7     $ 28.4
                                                               ======     ======     ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
    Net income..............................................  $  62.3    $  36.7    $  31.7
    Adjustments to reconcile net income to net cash used in
      operating activities:
        Net realized gains..................................    (20.0)      (2.9)       3.6
        Net amortization and depreciation...................     (7.1)     --           3.5
        Sales practice litigation expense...................     21.0
        Loss from cession of disability income business.....    --          53.9      --
        Deferred federal income taxes.......................     11.8        7.1       (9.8)
        Payment related to cession of disability income
          business..........................................    --        (207.0)     --
        Change in deferred acquisition costs................   (177.8)    (181.3)     (66.8)
        Change in reinsurance premiums payable..............     40.8        3.9       (0.2)
        Change in accrued investment income.................      0.7        3.5        1.2
        Change in policy liabilities and accruals, net......    193.1      (72.4)     (39.9)
        Change in reinsurance receivable....................    (56.9)      22.1       (1.5)
        Change in expenses and taxes payable................     55.4        0.2       32.3
        Separate account activity, net......................     (0.5)       1.6        8.0
        Other, net..........................................    (28.0)      (8.7)       2.3
                                                              -------    -------    -------
            Net cash provided by (used in) operating
              activities....................................     94.8     (343.3)     (35.6)
                                                              -------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
    Proceeds from disposals and maturities of
      available-for-sale fixed maturities...................    187.0      909.7      809.4
    Proceeds from disposals of equity securities............     53.3        2.4        1.5
    Proceeds from disposals of other investments............     22.7       23.7       17.4
    Proceeds from mortgages matured or collected............     60.1       62.9       34.0
    Purchase of available-for-sale fixed maturities.........   (136.0)    (579.7)    (795.8)
    Purchase of equity securities...........................    (30.6)      (3.2)     (13.2)
    Purchase of other investments...........................    (22.7)      (9.0)     (13.9)
    Purchase of mortgages...................................    (58.9)     (70.4)     (22.3)
    Other investing activities, net.........................     (3.9)     --          (2.0)
                                                              -------    -------    -------
        Net cash provided by investing activities...........     71.0      336.4       15.1
                                                              -------    -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
    Proceeds from issuance of stock and capital paid in.....     21.0       19.2       22.0
                                                              -------    -------    -------
        Net cash provided by financing activities...........     21.0       19.2       22.0
                                                              -------    -------    -------
Net change in cash and cash equivalents.....................    186.8       12.3        1.5
Cash and cash equivalents, beginning of period..............     31.1       18.8       17.3
                                                              -------    -------    -------
Cash and cash equivalents, end of period....................  $ 217.9    $  31.1    $  18.8
                                                              =======    =======    =======
SUPPLEMENTAL CASH FLOW INFORMATION
    Interest paid...........................................  $   0.6    $ --       $   3.4
    Income taxes paid.......................................  $  36.2    $   5.4    $  16.5

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly owned subsidiary of SMA Financial Corporation ("SMAFCO"), which is wholly owned by First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary, effective November 30, 1998. Its results of operations are included for 11 months of 1998 and for the month of December, 1997.

The Statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities", the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Marketable equity securities and debt securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted to a plan to dispose of all real estate assets by the end of 1998. As of December 31, 1998, there was 1 property remaining in the Company's real estate portfolio, which is being actively marketed. As a result of the Plan, real estate held by the Company and real estate joint ventures were written down to the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain pension, variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3% to 6% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity, withdrawals and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims, losses and loss adjustment expenses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life and individual annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" (Statement No. 109). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investment in foreign operations. This statement is effective for fiscal years beginning after June 15, 1999. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SoP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The Company believes that the adoption of this statement will not have a material effect on the results of operations or financial position.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"), which established standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

2.  SIGNIFICANT TRANSACTIONS

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement does not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

During 1998, 1997 and 1996 , SMAFCO contributed $21.0 million, $40.6 million and $22.0 million, respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                         1998
                                                    ----------------------------------------------
                                                                  GROSS        GROSS
DECEMBER 31,                                        AMORTIZED   UNREALIZED   UNREALIZED     FAIR
(IN MILLIONS)                                       COST (1)      GAINS        LOSSES      VALUE
-------------                                       ---------   ----------   ----------   --------
U.S. Treasury securities and U.S. government and
 agency securities................................  $    5.8       $ 0.8        $--       $    6.6
States and political subdivisions.................       2.7         0.2        --             2.9
Foreign governments...............................      48.8         1.6          1.5         48.9
Corporate fixed maturities........................   1,096.0        58.0         17.7      1,136.3
Mortgage-backed securities........................     131.3         5.8          1.4        135.7
                                                    --------       -----        -----     --------
Total fixed maturities............................  $1,284.6       $66.4        $20.6     $1,330.4
                                                    ========       =====        =====     ========
Equity securities.................................  $   27.4       $ 8.9        $ 4.5     $   31.8
                                                    ========       =====        =====     ========

                                                                              1997
                                                         ----------------------------------------------
                                                                       GROSS        GROSS
DECEMBER 31,                                             AMORTIZED   UNREALIZED   UNREALIZED     FAIR
(IN MILLIONS)                                            COST (1)      GAINS        LOSSES      VALUE
-------------                                            ---------   ----------   ----------   --------
U.S. Treasury securities and U.S. government and agency
 securities.........................................     $    6.3       $ 0.5        $--       $    6.8
States and political subdivisions...................          2.8         0.2        --             3.0
Foreign governments.................................         50.1         2.0        --            52.1
Corporate fixed maturities..........................      1,147.5        58.7          3.3      1,202.9
Mortgage-backed securities..........................        133.8         5.2          1.3        137.7
                                                         --------       -----        -----     --------
Total fixed maturities..............................     $1,340.5       $66.6        $ 4.6     $1,402.5
                                                         ========       =====        =====     ========
Equity securities...................................     $   34.4       $19.9        $ 0.3     $   54.0
                                                         ========       =====        =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1998, the amortized cost and market value of these assets on deposit in New York were $268.5 million and $284.1 million, respectively. At December 31, 1997, the amortized cost and market value of assets on deposit were $276.8 million and $291.7 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.2 million were on deposit with various state and governmental authorities at December 31, 1998 and 1997.

There were no contractual fixed maturity investment commitments at December 31, 1998 and 1997, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                      1998
                                                              --------------------
DECEMBER 31,                                                  AMORTIZED     FAIR
(IN MILLIONS)                                                   COST       VALUE
-------------                                                 ---------   --------
Due in one year or less.....................................  $   97.7    $   98.9
Due after one year through five years.......................     269.1       278.3
Due after five years through ten years......................     638.2       658.5
Due after ten years.........................................     279.6       294.7
                                                              --------    --------
Total.......................................................  $1,284.6    $1,330.4
                                                              ========    ========

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

FOR THE YEARS ENDED DECEMBER 31,                               PROCEEDS FROM     GROSS      GROSS
(IN MILLIONS)                                                 VOLUNTARY SALES    GAINS      LOSSES
-------------                                                 ---------------   --------   --------
1998
Fixed maturities............................................        $ 60.0       $ 2.0      $ 2.0
Equity securities...........................................        $ 52.6       $17.5      $ 0.9

1997
Fixed maturities............................................        $702.9       $11.4      $ 5.0
Equity securities...........................................        $  1.3       $ 0.5      $--

1996
Fixed maturities............................................        $496.6       $ 4.3      $ 8.3
Equity securities...........................................        $  1.5       $ 0.4      $ 0.1

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                               FIXED       SECURITIES
(IN MILLIONS)                                                MATURITIES   AND OTHER (1)    TOTAL
-------------                                                ----------   -------------   --------
1998
Net appreciation, beginning of year........................    $ 22.1        $ 16.4        $ 38.5
                                                               ------        ------        ------
Net depreciation on available-for-sale securities..........     (16.2)        (14.3)        (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities...............       7.1        --               7.1
Benefit from deferred federal income taxes.................       3.2           5.8           9.0
                                                               ------        ------        ------
                                                                 (5.9)         (8.5)        (14.4)
                                                               ------        ------        ------
Net appreciation, end of year..............................    $ 16.2        $  7.9        $ 24.1
                                                               ======        ======        ======

1997
Net appreciation, beginning of year........................    $ 12.7        $  7.8        $ 20.5
                                                               ------        ------        ------
Net appreciation on available-for-sale securities..........      24.3          12.5          36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities...............      (9.8)       --              (9.8)
Provision for deferred federal income taxes................      (5.1)         (3.9)         (9.0)
                                                               ------        ------        ------
                                                                  9.4           8.6          18.0
                                                               ------        ------        ------
Net appreciation, end of year..............................    $ 22.1        $ 16.4        $ 38.5
                                                               ======        ======        ======

1996
Net appreciation, beginning of year........................    $ 20.4        $  3.4        $ 23.8
                                                               ------        ------        ------
Net (depreciation) appreciation on available-for-sale
 securities................................................     (20.8)          6.7         (14.1)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities...............       9.0        --               9.0
Benefit (provision) for deferred federal income taxes......       4.1          (2.3)          1.8
                                                               ------        ------        ------
                                                                 (7.7)          4.4          (3.3)
                                                               ------        ------        ------
Net appreciation, end of year..............................    $ 12.7        $  7.8        $ 20.5
                                                               ======        ======        ======

(1) Includes net appreciation on other investments of $.9 million, $1.3 million, and $2.2 million in 1998, 1997, and 1996, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans and real estate are diversified by property type and location. Real estate investments have been obtained primarily through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and real estate investments net of applicable reserves were as follows:

DECEMBER 31,
(IN MILLIONS)                                                   1998       1997
-------------                                                 --------   --------
Mortgage loans..............................................   $230.0     $228.2
Real estate held for sale...................................     14.5       12.0
                                                               ------     ------
Total mortgage loans and real estate........................   $244.5     $240.2
                                                               ======     ======

Reserves for mortgage loans were $3.3 million and $9.4 million at December 31, 1998 and 1997, respectively.

During 1997, the Company committed to a plan to dispose of all real estate assets by the end of 1998. At December 31, 1998, there was 1 property remaining in the Company's real estate portfolio, which is being actively marketed. As a result of the Plan, during 1997, real estate assets with a carrying amount of $15.7 million were written down to the estimated fair value less cost to sell of $12.0 million, and a net realized investment loss of $3.7 million was recognized. Depreciation was not recorded on these assets while they were held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1998 and 1997. During 1996, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which had a fair value of $0.9 million.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1998. These commitments generally expire within one year.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                   1998       1997
-------------                                                 --------   --------
Property type:
  Office building...........................................   $129.2     $101.7
  Residential...............................................     18.9       19.3
  Retail....................................................     37.4       42.2
  Industrial/warehouse......................................     59.2       61.9
  Other.....................................................      3.1       24.5
  Valuation allowances......................................     (3.3)      (9.4)
                                                               ------     ------
Total.......................................................   $244.5     $240.2
                                                               ======     ======

DECEMBER 31,
(IN MILLIONS)                                                   1998       1997
-------------                                                 --------   --------
Geographic region:
  South Atlantic............................................   $ 55.5     $ 68.7
  Pacific...................................................     80.0       56.6
  East North Central........................................     41.4       61.4
  Middle Atlantic...........................................     22.5       29.8
  West South Central........................................      6.7        6.9
  New England...............................................     26.9       12.4
  Other.....................................................     14.8       13.8
  Valuation allowances......................................     (3.3)      (9.4)
                                                               ------     ------
Total.......................................................   $244.5     $240.2
                                                               ======     ======

At December 31, 1998, scheduled mortgage loan maturities were as follows:
1999 -- $24.8 million; 2000 -- $43.5 million; 2001 -- $6.6 million; 2002 --
$11.5 million; 2003 -- $0.6 million; and $143.0 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1998, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances, which have been deducted in arriving at investment carrying values as presented in the balance sheet and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                   BALANCE AT                              BALANCE AT
(IN MILLIONS)                                      JANUARY 1    PROVISIONS   WRITE-OFFS   DECEMBER 31
-------------                                      ----------   ----------   ----------   ------------
1998
Mortgage loans...................................     $ 9.4        $(4.5)       $1.6          $ 3.3
                                                      =====        =====        ====          =====
1997
Mortgage loans...................................     $ 9.5        $ 1.1        $1.2          $ 9.4
Real estate......................................       1.7          3.7         5.4         --
                                                      -----        -----        ----          -----
    Total........................................     $11.2        $ 4.8        $6.6          $ 9.4
                                                      =====        =====        ====          =====
1996
Mortgage loans...................................     $12.5        $ 4.5        $7.5          $ 9.5
Real estate......................................       2.1        --            0.4            1.7
                                                      -----        -----        ----          -----
    Total........................................     $14.6        $ 4.5        $7.9          $11.2
                                                      =====        =====        ====          =====

Provisions on mortgages during 1998 reflect the release of redundant reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less cost to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $15.3 million and $20.6 million, with related reserves of $1.5 million and $7.1 million as of December 31, 1998 and 1997, respectively. All impaired loans were reserved as of December 31, 1998 and 1997.

The average carrying value of impaired loans was $17.0 million, $19.8 million and $26.3 million, with related interest income while such loans were impaired of $2.0 million, $2.2 million and $3.4 million as of December 31, 1998, 1997 and 1996, respectively.

D.  OTHER

At December 31, 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Fixed maturities............................................   $107.7     $130.0     $137.2
Mortgage loans..............................................     25.5       20.4       22.0
Equity securities...........................................      0.3        1.3        0.7
Policy loans................................................     11.7       10.8       10.2
Real estate.................................................      3.3        3.9        6.2
Other long-term investments.................................      1.5        1.0        0.8
Short-term investments......................................      4.2        1.4        1.4
                                                               ------     ------     ------
Gross investment income.....................................    154.2      168.8      178.5
Less investment expenses....................................     (2.9)      (4.6)      (6.8)
                                                               ------     ------     ------
Net investment income.......................................   $151.3     $164.2     $171.7
                                                               ======     ======     ======

There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investment, had no impact in 1998 and 1997, and reduced net income by $0.1 million in 1996.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.6 million, $21.1 million and $25.4 million at December 31, 1998, 1997 and 1996, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $1.4 million, $1.9 million and $3.6 million in 1998, 1997, and 1996, respectively. Actual interest income on these loans included in net investment income aggregated $1.8 million, $2.1 million and $2.2 million in 1998, 1997, and 1996, respectively.

There were no fixed maturities or mortgage loans which, were non-income producing for the twelve months ended December 31, 1998.

B.  REALIZED INVESTMENT GAINS AND LOSSES

Realized gains (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Fixed maturities............................................   $ (6.1)    $  3.0     $ (3.3)
Mortgage loans..............................................      8.0       (1.1)      (3.2)
Equity securities...........................................     15.7        0.5        0.3
Real estate.................................................      2.4       (1.5)       2.5
Other.......................................................    --           2.0        0.1
                                                               ------     ------     ------
Net realized investment gains (losses)......................   $ 20.0     $  2.9     $ (3.6)
                                                               ======     ======     ======

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains to the net balance shown in the Statement of Comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Unrealized gains on securities:
Unrealized holding gains arising during period (net of taxes of $(5.6) million, $10.2 million and $(2.9) million in
 1998, 1997 and 1996 respectively)..........................   $ (8.2)    $ 20.3     $(5.3)
Less: reclassification adjustment for gains included in net
 income (net of taxes of $3.4 million, $1.2 million and
 $(1.0) million in 1998, 1997 and 1996 respectively)........      6.2        2.3      (2.0)
                                                               ------     ------     -----
Other comprehensive income..................................   $(14.4)    $ 18.0     $(3.3)
                                                               ======     ======     =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments" ("Statement No, 107"), requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses, which utilize current interest rates for similar financial instruments, which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans is limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under investment type contracts are estimated based on current surrender values.

The estimated fair values of the financial instruments were as follows:

                                                           1998                  1997
                                                    -------------------   -------------------
DECEMBER 31,                                        CARRYING     FAIR     CARRYING     FAIR
(IN MILLIONS)                                        VALUE      VALUE      VALUE      VALUE
-------------                                       --------   --------   --------   --------
FINANCIAL ASSETS
  Cash and cash equivalents.......................  $  217.9   $  217.9   $   31.1   $   31.1
  Fixed maturities................................   1,330.4    1,330.4    1,402.5    1,402.5
  Equity securities...............................      31.8       31.8       54.0       54.0
  Mortgage loans..................................     230.0      241.9      228.2      239.8
  Policy loans....................................     151.5      151.5      140.1      140.1
                                                    --------   --------   --------   --------
                                                    $1,961.6   $1,973.5   $1,855.9   $1,867.5
                                                    ========   ========   ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts..............  $1,069.4   $1,034.6   $  876.0   $  850.6
  Supplemental contracts without life
    Contingencies.................................      16.6       16.6       15.3       15.3
                                                    --------   --------   --------   --------
                                                    $1,086.0   $1,051.2   $  891.3   $  865.9
                                                    ========   ========   ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense (benefit) in the statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Federal income tax expense (benefit)
  Current...................................................   $22.1      $13.9      $26.9
  Deferred..................................................    11.8        7.1       (9.8)
                                                               -----      -----      -----
Total.......................................................   $33.9      $21.0      $17.1
                                                               =====      =====      =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred tax liabilities are comprised of the following:

DECEMBER 31,
(IN MILLIONS)                                                   1998       1997
-------------                                                 --------   --------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(205.1)   $(175.8)
  Deferred acquisition costs................................    278.8      226.4
  Investments, net..........................................     12.5       27.0
  Sales practice litigation.................................     (7.4)     --
  Bad debt reserve..........................................     (0.4)      (2.0)
  Other, net................................................      0.4        0.3
                                                              -------    -------
Deferred tax liability, net.................................  $  78.8    $  75.9
                                                              =======    =======

Gross deferred income tax liabilities totaled $291.7 million and $253.7 million at December 31, 1998 and 1997, respectively. Gross deferred income tax assets totaled $212.9 million and $177.8 at December 31, 1998 and 1997, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect to the consolidated group's federal income tax returns for 1992, 1993, and 1994. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $145.4 million and $124.1 million in 1998 and 1997. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $16.4 million and $15.0 million at December 31, 1998 and 1997, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding
December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1998, 1997 and 1996. During 1999, AFLIAC could pay dividends of $26.1 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1998 and 1997 for the disability income business were $230.8 million and $216.1 million, respectively, traditional life were $11.4 million and $15.2 million, respectively, and universal and variable universal life were $65.8 million and $19.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Insurance premiums:
  Direct....................................................   $ 45.5     $ 48.8     $ 53.3
  Assumed...................................................    --           2.6        3.1
  Ceded.....................................................    (45.0)     (28.6)     (23.7)
                                                               ------     ------     ------
Net premiums................................................   $  0.5     $ 22.8     $ 32.7
                                                               ======     ======     ======

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Insurance and other individual policy benefits, claims,
 losses and loss adjustment expenses:
  Direct....................................................   $204.0     $226.0     $206.4
  Assumed...................................................    --           4.2        4.5
  Ceded.....................................................    (50.1)     (42.4)     (18.3)
                                                               ------     ------     ------
Net policy benefits, claims, losses and loss adjustment
 expenses...................................................   $153.9     $187.8     $192.6
                                                               ======     ======     ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Balance at beginning of year................................   $765.3     $632.7     $555.7
  Acquisition expenses deferred.............................    242.4      184.2      116.6
  Amortized to expense during the year......................    (64.6)     (53.1)     (49.9)
  Adjustment to equity during the year......................      7.4      (10.2)      10.3
  Adjustment for cession of disability income insurance.....    --         (38.6)     --
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........    --          50.3      --
                                                               ------     ------     ------
Balance at end of year......................................   $950.5     $765.3     $632.7
                                                               ======     ======     ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims, losses and loss adjustment expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses related to the Company's disability income business was $233.3 million and $219.9 million at December 31, 1998 and 1997. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement, to which the court granted preliminary approval on December 4, 1998. A hearing was held on March 19, 1999 to consider final approval of the settlement agreement. A decision by the court is expected to be rendered in the near future. Accordingly, AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, if any, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion of, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 Issue is the result of computer programs being written using two digits rather than four to define the applicable year. Any of the Company's computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices, or engage in similar normal business activities.

Although the Company does not believe that there is a material contingency associated with the Year 2000 project, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                   1998       1997       1996
-------------                                                 --------   --------   --------
Statutory net income........................................   $ (8.2)    $ 31.5     $  5.4
Statutory shareholder's surplus.............................   $309.7     $307.1     $234.0

14.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

AFC has made certain changes to its corporate structure effective July 1, 1999. These changes include the transfer of FAFLIC's ownership of Allmerica Property & Casualty Companies, Inc., as well as several non-insurance subsidiaries, from FAFLIC to AFC. In addition, certain changes affected AFLIAC. SMAFCO transferred its ownership in AFLIAC to FAFLIC. Hence, AFLIAC became a wholly owned subsidiary of FAFLIC. Further, four non-insurance subsidiaries previously held by SMAFCO were contributed to AFLIAC. Under an agreement with the Commonwealth of Massachusetts Insurance Commissioner ("the Commissioner"), AFC has contributed to FAFLIC capital of $125.0 million and agreed to maintain FAFLIC's statutory surplus at specified levels during the following six years. In addition, any dividend from FAFLIC to AFC during 2000 and 2001 would require the prior approval of the Commissioner. This transaction was approved by the Commissioner on May 24, 1999.

In 1998, the net income of the subsidiaries, which was reported in SMAFCO's results of operations, to be transferred to AFLIAC from SMAFCO pursuant to the aforementioned change in corporate structure was $18.8 million. As of December 31, 1998, the total assets and total shareholders' equity of these subsidiaries were $16.8 million and $9.2 million, respectively.

On May 19, 1999, the Federal District Court in Worcester, Massachusetts issued an order relating to the litigation mentioned in Note 12, above, certifying the class for settlement purposes and granting final approval of the settlement agreement.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Policyowners of the Group VEL Account of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Group VEL Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1998, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 26, 1999

                               GROUP VEL ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

                                                                                                                      SELECT
                                            INVESTMENT                                        SELECT                  GROWTH
                                               GRADE       MONEY      EQUITY     GOVERNMENT  AGGRESSIVE   SELECT        AND
                                  GROWTH      INCOME      MARKET       INDEX        BOND      GROWTH      GROWTH      INCOME
                                ----------  -----------  ---------  -----------  ----------  ---------  -----------  ---------
ASSETS:
Investments in shares of
 Allmerica Investment Trust...  $2,680,734  $15,353,008  $ 239,493  $46,130,996   $ 23,338   $805,199   $10,725,821  $232,628
Investments in shares of
 Fidelity Variable Insurance
 Products Funds (VIP).........          --          --          --           --         --         --            --        --
Investment in shares of T.
 Rowe Price International
 Series, Inc..................          --          --          --           --         --         --            --        --
Investment in shares of
 Delaware Group Premium Fund,
 Inc..........................          --          --          --           --         --         --            --        --
Investments in shares of
 INVESCO Variable Investment
 Funds, Inc...................          --          --          --           --         --         --            --        --
Investment in shares of Morgan
 Stanley Universal Funds,
 Inc..........................          --          --          --           --         --         --            --        --
Receivable from Allmerica
 Financial Life Insurance and
 Annuity Company (Sponsor)....          --          72         133           --         --         --            --        --
                                ----------  -----------  ---------  -----------  ----------  ---------  -----------  ---------
  Total assets................   2,680,734  15,353,080     239,626   46,130,996     23,338    805,199    10,725,821   232,628

LIABILITIES:
Payable to Allmerica Financial
 Life Insurance and Annuity
 Company (Sponsor)............           8          --          --          329         --         --            61        --
                                ----------  -----------  ---------  -----------  ----------  ---------  -----------  ---------
  Net assets..................  $2,680,726  $15,353,080  $ 239,626  $46,130,667   $ 23,338   $805,199   $10,725,760  $232,628
                                ----------  -----------  ---------  -----------  ----------  ---------  -----------  ---------
                                ----------  -----------  ---------  -----------  ----------  ---------  -----------  ---------

Net asset distribution by
 category:
  Variable life policies......  $2,680,726  $15,353,080  $ 239,626  $46,130,667   $ 23,338   $805,199   $10,725,760  $232,628
                                ----------  -----------  ---------  -----------  ----------  ---------  -----------  ---------
                                ----------  -----------  ---------  -----------  ----------  ---------  -----------  ---------

  Units outstanding, December
    31, 1998..................   1,249,203  11,317,314     197,949   18,332,380     18,091    415,299     4,105,152   111,435
  Net asset value per unit,
    December 31, 1998.........  $ 2.145949  $ 1.356601   $1.210540  $  2.516349   $1.289894  $1.938842  $  2.612756  $2.087564

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1998

                                 SELECT        SELECT         SELECT       SELECT      SELECT
                                  VALUE     INTERNATIONAL    CAPITAL      EMERGING   STRATEGIC   FIDELITY VIP  FIDELITY VIP
                               OPPORTUNITY*    EQUITY      APPRECIATION   MARKETS    GROWTH(a)   HIGH INCOME   EQUITY-INCOME
                               -----------  -------------  ------------  ----------  ----------  ------------  -------------
ASSETS:
Investments in shares of
 Allmerica Investment Trust...  $ 633,602     $9,078,542    $ 248,088    $       11  $      --     $      --     $      --
Investments in shares of
 Fidelity Variable Insurance
 Products Funds (VIP).........         --             --           --            --         --        89,094       159,323
Investment in shares of T.
 Rowe Price International
 Series, Inc..................         --             --           --            --         --            --            --
Investment in shares of
 Delaware Group Premium Fund,
 Inc..........................         --             --           --            --         --            --            --
Investments in shares of
 INVESCO Variable Investment
 Funds, Inc...................         --             --           --            --         --            --            --
Investment in shares of Morgan
 Stanley Universal Funds,
 Inc..........................         --             --           --            --         --            --            --
Receivable from Allmerica
 Financial Life Insurance and
 Annuity Company (Sponsor)....         --             --           --            --         --            --            --
                               -----------  -------------  ------------  ----------  ----------  ------------  -------------
  Total assets................    633,602      9,078,542      248,088            11         --        89,094       159,323

LIABILITIES:
Payable to Allmerica Financial
 Life Insurance and Annuity
 Company (Sponsor)............         --             --           --            --         --            --            --
                               -----------  -------------  ------------  ----------  ----------  ------------  -------------
  Net assets..................  $ 633,602     $9,078,542    $ 248,088    $       11  $      --     $  89,094     $ 159,323
                               -----------  -------------  ------------  ----------  ----------  ------------  -------------
                               -----------  -------------  ------------  ----------  ----------  ------------  -------------

Net asset distribution by
 category:
  Variable life policies......  $ 633,602     $9,078,542    $ 248,088    $       11  $      --     $  89,094     $ 159,323
                               -----------  -------------  ------------  ----------  ----------  ------------  -------------
                               -----------  -------------  ------------  ----------  ----------  ------------  -------------

  Units outstanding, December
    31, 1998..................    340,442      5,402,498      125,801            11         --        62,767        81,257
  Net asset value per unit,
    December 31, 1998.........  $1.861103     $ 1.680435    $1.972072    $ 1.016052  $1.000000     $1.419419     $1.960736

                                 FIDELITY
                                    VIP
                                  GROWTH
                                -----------
ASSETS:
Investments in shares of
 Allmerica Investment Trust...  $       --
Investments in shares of
 Fidelity Variable Insurance
 Products Funds (VIP).........   1,151,463
Investment in shares of T.
 Rowe Price International
 Series, Inc..................          --
Investment in shares of
 Delaware Group Premium Fund,
 Inc..........................          --
Investments in shares of
 INVESCO Variable Investment
 Funds, Inc...................          --
Investment in shares of Morgan
 Stanley Universal Funds,
 Inc..........................          --
Receivable from Allmerica
 Financial Life Insurance and
 Annuity Company (Sponsor)....          --
                                -----------
  Total assets................   1,151,463
LIABILITIES:
Payable to Allmerica Financial
 Life Insurance and Annuity
 Company (Sponsor)............          --
                                -----------
  Net assets..................  $1,151,463
                                -----------
                                -----------
Net asset distribution by
 category:
  Variable life policies......  $1,151,463
                                -----------
                                -----------
  Units outstanding, December
    31, 1998..................     468,052
  Net asset value per unit,
    December 31, 1998.........  $ 2.460125

* Name changed. See Note 1.
(a) For the period ended 12/31/98, there were no transactions.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                               DECEMBER 31, 1998

                                             FIDELITY VIP   T. ROWE PRICE      DGPF        INVESCO
                               FIDELITY VIP       II        INTERNATIONAL  INTERNATIONAL  INDUSTRIAL    INVESCO     MORGAN STANLEY
                                 OVERSEAS    ASSET MANAGER      STOCK         EQUITY        INCOME    TOTAL RETURN   FIXED INCOME
                               ------------  -------------  -------------  -------------  ----------  ------------  --------------
ASSETS:
Investments in shares of
 Allmerica Investment Trust...   $      --     $      --      $      --      $       --   $      --     $      --     $        --
Investments in shares of
 Fidelity Variable Insurance
 Products Funds (VIP).........      67,581       648,373             --              --          --            --              --
Investment in shares of T.
 Rowe Price International
 Series, Inc..................          --            --        372,143              --          --            --              --
Investment in shares of
 Delaware Group Premium Fund,
 Inc..........................          --            --             --       8,551,074          --            --              --
Investments in shares of
 INVESCO Variable Investment
 Funds, Inc...................          --            --             --              --       9,229        61,907              --
Investment in shares of Morgan
 Stanley Universal Funds,
 Inc..........................          --            --             --              --          --            --      19,841,859
Receivable from Allmerica
 Financial Life Insurance and
 Annuity Company (Sponsor)....          --            --             --              --          --            --              --
                               ------------  -------------  -------------  -------------  ----------  ------------  --------------
  Total assets................      67,581       648,373        372,143       8,551,074       9,229        61,907      19,841,859

LIABILITIES:
Payable to Allmerica Financial
 Life Insurance and Annuity
 Company (Sponsor)............          --            --             --              14          --            --               8
                               ------------  -------------  -------------  -------------  ----------  ------------  --------------
  Net assets..................   $  67,581     $ 648,373      $ 372,143      $8,551,060   $   9,229     $  61,907     $19,841,851
                               ------------  -------------  -------------  -------------  ----------  ------------  --------------
                               ------------  -------------  -------------  -------------  ----------  ------------  --------------
Net asset distribution by
 category:
  Variable life policies......   $  67,581     $ 648,373      $ 372,143      $8,551,060   $   9,229     $  61,907     $19,841,851
                               ------------  -------------  -------------  -------------  ----------  ------------  --------------
                               ------------  -------------  -------------  -------------  ----------  ------------  --------------

  Units outstanding, December
    31, 1998..................      44,140       362,598        279,392       6,643,452       5,737        43,070      18,333,601
  Net asset value per unit,
    December 31, 1998.........   $1.531045     $1.788131      $1.331963      $ 1.287141   $1.608670     $1.437355     $  1.082267

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                             GROWTH                  INVESTMENT GRADE INCOME
                                --------------------------------  ------------------------------
                                    YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                   1998        1997       1996       1998         1997     1996
                                ----------  ----------  --------  -----------  ----------  -----
INVESTMENT INCOME (LOSS):
  Dividends...................  $   24,155  $   19,495  $  2,650  $   882,578  $  611,287  $  14
  Mortality and expense risk
    fees......................     (12,008)     (6,270)   (1,681)     (92,564)    (61,160)    --
                                ----------  ----------  --------  -----------  ----------  -----
    Net investment income
      (loss)..................      12,147      13,225       969      790,014     550,127     14
                                ----------  ----------  --------  -----------  ----------  -----
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors...      21,129     282,628    51,596           --          --     --
  Net realized gain (loss)
    from sales of
    investments...............      (4,698)     22,096        35       20,005       7,069     --
                                ----------  ----------  --------  -----------  ----------  -----
  Net realized gain (loss)....      16,431     304,724    51,631       20,005       7,069     --
  Net unrealized gain
    (loss)....................     330,418     (57,127)  (33,389)     166,355     282,868     (6)
                                ----------  ----------  --------  -----------  ----------  -----
    Net realized and
      unrealized gain
      (loss)..................     346,849     247,597    18,242      186,360     289,937     (6)
                                ----------  ----------  --------  -----------  ----------  -----

  Net increase (decrease) in
    net assets from
    operations................     358,996     260,822    19,211      976,374     840,064      8
                                ----------  ----------  --------  -----------  ----------  -----
POLICY TRANSACTIONS:
  Net premiums................     675,094     793,195   638,444    2,981,137   9,313,499     --
  Terminations................     (48,810)     (2,053)       --      (53,707)         --     --
  Insurance and other
    charges...................      (7,692)     (3,267)       (2)    (451,085)   (447,871)    --
  Transfers between
    sub-accounts (including
    fixed account), net.......     (72,668)     75,006        30    2,055,119     138,291     --
  Other transfers from (to)
    the General Account.......         492      (6,615)      587          892         402     --
  Net increase (decrease) in
    investment by Sponsor.....          --          --      (283)        (265)         --     --
                                ----------  ----------  --------  -----------  ----------  -----
  Net increase (decrease) in
    net assets from policy
    transactions..............     546,416     856,266   638,776    4,532,091   9,004,321     --
                                ----------  ----------  --------  -----------  ----------  -----

  Net increase (decrease) in
    net assets................     905,412   1,117,088   657,987    5,508,465   9,844,385      8

NET ASSETS:
  Beginning of year...........   1,775,314     658,226       239    9,844,615         230    222
                                ----------  ----------  --------  -----------  ----------  -----
  End of year.................  $2,680,726  $1,775,314  $658,226  $15,353,080  $9,844,615  $ 230
                                ----------  ----------  --------  -----------  ----------  -----
                                ----------  ----------  --------  -----------  ----------  -----

                                            MONEY MARKET
                                -------------------------------------

                                       YEAR ENDED DECEMBER 31,
                                    1998         1997         1996
                                ------------  -----------  ----------
INVESTMENT INCOME (LOSS):
  Dividends...................  $    222,239  $   168,681  $    2,028
  Mortality and expense risk
    fees......................       (21,736)     (24,667)       (683)
                                ------------  -----------  ----------
    Net investment income
      (loss)..................       200,503      144,014       1,345
                                ------------  -----------  ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors...            --           --          --
  Net realized gain (loss)
    from sales of
    investments...............            --           --          --
                                ------------  -----------  ----------
  Net realized gain (loss)....            --           --          --
  Net unrealized gain
    (loss)....................            --           --          --
                                ------------  -----------  ----------
    Net realized and
      unrealized gain
      (loss)..................            --           --          --
                                ------------  -----------  ----------
  Net increase (decrease) in
    net assets from
    operations................       200,503      144,014       1,345
                                ------------  -----------  ----------
POLICY TRANSACTIONS:
  Net premiums................     1,928,083   30,656,799     924,390
  Terminations................       (47,901)         (31)        (13)
  Insurance and other
    charges...................      (830,359)    (704,864)   (110,367)
  Transfers between
    sub-accounts (including
    fixed account), net.......   (29,510,393)  (1,673,588)   (737,370)
  Other transfers from (to)
    the General Account.......          (771)          35         124
  Net increase (decrease) in
    investment by Sponsor.....            --           --        (217)
                                ------------  -----------  ----------
  Net increase (decrease) in
    net assets from policy
    transactions..............   (28,461,341)  28,278,351      76,547
                                ------------  -----------  ----------
  Net increase (decrease) in
    net assets................   (28,260,838)  28,422,365      77,892
NET ASSETS:
  Beginning of year...........    28,500,464       78,099         207
                                ------------  -----------  ----------
  End of year.................  $    239,626  $28,500,464  $   78,099
                                ------------  -----------  ----------
                                ------------  -----------  ----------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                        EQUITY INDEX                   GOVERNMENT BOND
                                               -------------------------------  ------------------------------
                                                   YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                  1998         1997      1996     1998        1997      1996
                                               -----------  ----------  ------  ---------   --------   -------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $   340,554  $   99,982  $   29  $     911   $    837   $    57
  Mortality and expense risk fees............     (122,802)    (49,283)     (7)      (103)       (19)       (8)
                                               -----------  ----------  ------  ---------   --------   -------
    Net investment income (loss).............      217,752      50,699      22        808        818        49
                                               -----------  ----------  ------  ---------   --------   -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................    1,091,932     231,984      94         --         --        --
  Net realized gain (loss) from sales of
    investments..............................      313,038      57,606     128        926          1         5
                                               -----------  ----------  ------  ---------   --------   -------
  Net realized gain (loss)...................    1,404,970     289,590     222        926          1         5
  Net unrealized gain (loss).................    5,974,791   1,759,333    (123)        83        (88)       (2)
                                               -----------  ----------  ------  ---------   --------   -------
    Net realized and unrealized gain
     (loss)..................................    7,379,761   2,048,923      99      1,009        (87)        3
                                               -----------  ----------  ------  ---------   --------   -------

  Net increase (decrease) in net assets from
    operations...............................    7,597,513   2,099,622     121      1,817        731        52
                                               -----------  ----------  ------  ---------   --------   -------
POLICY TRANSACTIONS:
  Net premiums...............................   17,533,507   6,793,979   6,564     13,471      5,649     2,983
  Terminations...............................      (86,149)       (198)     --        (81)      (713)       --
  Insurance and other charges................     (998,917)   (364,580)      2       (216)      (163)      (53)
  Transfers between sub-accounts (including
    fixed account), net......................   13,535,625       8,426      --    (30,874)    31,189        --
  Other transfers from (to) the General
    Account..................................        5,188         (34)     12       (389)        --       (58)
  Net increase (decrease) in investment by
    Sponsor..................................           --          --    (256)        --         --      (223)
                                               -----------  ----------  ------  ---------   --------   -------
  Net increase (decrease) in net assets from
    policy transactions......................   29,989,254   6,437,593   6,322    (18,089)    35,962     2,649
                                               -----------  ----------  ------  ---------   --------   -------

  Net increase (decrease) in net assets......   37,586,767   8,537,215   6,443    (16,272)    36,693     2,701

NET ASSETS:
  Beginning of year..........................    8,543,900       6,685     242     39,610      2,917       216
                                               -----------  ----------  ------  ---------   --------   -------
  End of year................................  $46,130,667  $8,543,900  $6,685  $  23,338   $ 39,610   $ 2,917
                                               -----------  ----------  ------  ---------   --------   -------
                                               -----------  ----------  ------  ---------   --------   -------

                                                  SELECT AGGRESSIVE GROWTH
                                               -------------------------------

                                                   YEAR ENDED DECEMBER 31,
                                                 1998        1997       1996
                                               ---------   ---------   -------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $      --   $      --   $    --
  Mortality and expense risk fees............     (3,950)       (706)      (10)
                                               ---------   ---------   -------
    Net investment income (loss).............     (3,950)       (706)      (10)
                                               ---------   ---------   -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................         --      17,916       464
  Net realized gain (loss) from sales of
    investments..............................     (3,058)        748       182
                                               ---------   ---------   -------
  Net realized gain (loss)...................     (3,058)     18,664       646
  Net unrealized gain (loss).................     42,784       3,863      (425)
                                               ---------   ---------   -------
    Net realized and unrealized gain
     (loss)..................................     39,726      22,527       221
                                               ---------   ---------   -------
  Net increase (decrease) in net assets from
    operations...............................     35,776      21,821       211
                                               ---------   ---------   -------
POLICY TRANSACTIONS:
  Net premiums...............................    448,702      98,882     8,375
  Terminations...............................    (76,946)     (3,662)       --
  Insurance and other charges................    (18,498)     (3,465)      (70)
  Transfers between sub-accounts (including
    fixed account), net......................    181,020     115,907        --
  Other transfers from (to) the General
    Account..................................     (3,910)      1,120       (17)
  Net increase (decrease) in investment by
    Sponsor..................................         --          --      (296)
                                               ---------   ---------   -------
  Net increase (decrease) in net assets from
    policy transactions......................    530,368     208,782     7,992
                                               ---------   ---------   -------
  Net increase (decrease) in net assets......    566,144     230,603     8,203
NET ASSETS:
  Beginning of year..........................    239,055       8,452       249
                                               ---------   ---------   -------
  End of year................................  $ 805,199   $ 239,055   $ 8,452
                                               ---------   ---------   -------
                                               ---------   ---------   -------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                                           SELECT GROWTH
                                                        SELECT GROWTH                       AND INCOME
                                               --------------------------------   -------------------------------
                                                   YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                  1998         1997      1996       1998        1997       1996
                                               -----------  ----------  -------   ---------   ---------   -------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $     7,079  $   20,160  $     5   $   2,753   $   1,134   $    10
  Mortality and expense risk fees............      (58,229)    (39,740)      (2)     (1,576)       (365)       (2)
                                               -----------  ----------  -------   ---------   ---------   -------
    Net investment income (loss).............      (51,150)    (19,580)       3       1,177         769         8
                                               -----------  ----------  -------   ---------   ---------   -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................       93,491     363,902      233         922      13,936       143
  Net realized gain (loss) from sales of
    investments..............................      576,009      51,101       92       1,778         296        63
                                               -----------  ----------  -------   ---------   ---------   -------
  Net realized gain (loss)...................      669,500     415,003      325       2,700      14,232       206
  Net unrealized gain (loss).................    2,339,939   1,431,596     (229)     25,056      (5,403)     (126)
                                               -----------  ----------  -------   ---------   ---------   -------
    Net realized and unrealized gain
     (loss)..................................    3,009,439   1,846,599       96      27,756       8,829        80
                                               -----------  ----------  -------   ---------   ---------   -------

  Net increase (decrease) in net assets from
    operations...............................    2,958,289   1,827,019       99      28,933       9,598        88
                                               -----------  ----------  -------   ---------   ---------   -------
POLICY TRANSACTIONS:
  Net premiums...............................    2,111,416   5,368,817    1,756     155,220      65,720     2,352
  Terminations...............................      (97,238)        (18)      --     (44,778)     (4,379)       --
  Insurance and other charges................     (281,352)   (292,989)      (4)     (7,462)     (3,633)       (4)
  Transfers between sub-accounts (including
    fixed account), net......................     (952,256)     76,402       --     (70,127)    101,691        --
  Other transfers from (to) the General
    Account..................................        4,794       1,070        4      (1,320)        800       (26)
  Net increase (decrease) in investment by
    Sponsor..................................           --          --     (285)         --          --      (286)
                                               -----------  ----------  -------   ---------   ---------   -------
  Net increase (decrease) in net assets from
    policy transactions......................      785,364   5,153,282    1,471      31,533     160,199     2,036
                                               -----------  ----------  -------   ---------   ---------   -------

  Net increase (decrease) in net assets......    3,743,653   6,980,301    1,570      60,466     169,797     2,124

NET ASSETS:
  Beginning of year..........................    6,982,107       1,806      236     172,162       2,365       241
                                               -----------  ----------  -------   ---------   ---------   -------
  End of year................................  $10,725,760  $6,982,107  $ 1,806   $ 232,628   $ 172,162   $ 2,365
                                               -----------  ----------  -------   ---------   ---------   -------
                                               -----------  ----------  -------   ---------   ---------   -------

                                                        SELECT VALUE
                                                        OPPORTUNITY*
                                               -------------------------------

                                                   YEAR ENDED DECEMBER 31,
                                                 1998        1997       1996
                                               ---------   ---------   -------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $   5,317   $   1,289   $    40
  Mortality and expense risk fees............     (2,543)       (633)      (19)
                                               ---------   ---------   -------
    Net investment income (loss).............      2,774         656        21
                                               ---------   ---------   -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................      1,651      30,900       252
  Net realized gain (loss) from sales of
    investments..............................     (3,746)        700       142
                                               ---------   ---------   -------
  Net realized gain (loss)...................     (2,095)     31,600       394
  Net unrealized gain (loss).................     16,497      (5,610)      195
                                               ---------   ---------   -------
    Net realized and unrealized gain
     (loss)..................................     14,402      25,990       589
                                               ---------   ---------   -------
  Net increase (decrease) in net assets from
    operations...............................     17,176      26,646       610
                                               ---------   ---------   -------
POLICY TRANSACTIONS:
  Net premiums...............................    245,642     151,059     5,482
  Terminations...............................    (32,190)     (3,904)       --
  Insurance and other charges................    (12,119)     (4,266)        7
  Transfers between sub-accounts (including
    fixed account), net......................    182,286      59,070        --
  Other transfers from (to) the General
    Account..................................     (2,227)        432       (48)
  Net increase (decrease) in investment by
    Sponsor..................................         --          --      (275)
                                               ---------   ---------   -------
  Net increase (decrease) in net assets from
    policy transactions......................    381,392     202,391     5,166
                                               ---------   ---------   -------
  Net increase (decrease) in net assets......    398,568     229,037     5,776
NET ASSETS:
  Beginning of year..........................    235,034       5,997       221
                                               ---------   ---------   -------
  End of year................................  $ 633,602   $ 235,034   $ 5,997
                                               ---------   ---------   -------
                                               ---------   ---------   -------

*Name changed. See Note 1.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                             SELECT                         SELECT CAPITAL                    SELECT
                                      INTERNATIONAL EQUITY                   APPRECIATION                EMERGING MARKETS
                                ---------------------------------   -------------------------------   ----------------------
                                     YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,            PERIOD FROM
                                   1998        1997       1996        1998        1997       1996     11/9/98** TO 12/31/98
                                ----------  ----------  ---------   ---------   --------   --------   ----------------------
INVESTMENT INCOME (LOSS):
  Dividends...................  $  117,829  $  131,715  $   1,124   $      --   $     --   $     --            $   --
  Mortality and expense risk
    fees......................     (53,990)    (35,909)      (119)       (914)      (204)       (58)               --
                                ----------  ----------  ---------   ---------   --------   --------             -----
    Net investment income
     (loss)...................      63,839      95,806      1,005        (914)      (204)       (58)               --
                                ----------  ----------  ---------   ---------   --------   --------             -----
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors...          --     182,156        136      37,550         --         28                --
  Net realized gain (loss)
    from sales of
    investments...............      77,352      11,256         70        (803)       544         53                --
                                ----------  ----------  ---------   ---------   --------   --------             -----
  Net realized gain (loss)....      77,352     193,412        206      36,747        544         81                --
  Net unrealized gain
    (loss)....................   1,085,145     (15,069)     3,759     (13,375)     6,529       (147)               --
                                ----------  ----------  ---------   ---------   --------   --------             -----
    Net realized and
     unrealized gain (loss)...   1,162,497     178,343      3,965      23,372      7,073        (66)               --
                                ----------  ----------  ---------   ---------   --------   --------             -----

  Net increase (decrease) in
    net assets from
    operations................   1,226,336     274,149      4,970      22,458      6,869       (124)               --
                                ----------  ----------  ---------   ---------   --------   --------             -----
POLICY TRANSACTIONS:
  Net premiums................   1,910,773   5,449,561     57,697     105,063     53,911     15,400                11
  Terminations................     (85,614)         (8)        --      (8,341)    (3,829)        --                --
  Insurance and other
    charges...................    (257,943)   (259,243)       (59)     (5,861)    (1,570)      (213)               --
  Transfers between
    sub-accounts (including
    fixed account), net.......     655,125     108,744         --      69,728     (4,978)        --                --
  Other transfers from (to)
    the General Account.......      (6,961)        947        108        (344)       (16)       (45)               --
  Net increase (decrease) in
    investment by Sponsor.....          --          --       (266)         --         --       (299)               --
                                ----------  ----------  ---------   ---------   --------   --------             -----
  Net increase (decrease) in
    net assets from policy
    transactions..............   2,215,380   5,300,001     57,480     160,245     43,518     14,843                11
                                ----------  ----------  ---------   ---------   --------   --------             -----

  Net increase (decrease) in
    net assets................   3,441,716   5,574,150     62,450     182,703     50,387     14,719                11

NET ASSETS:
  Beginning of year...........   5,636,826      62,676        226      65,385     14,998        279                --
                                ----------  ----------  ---------   ---------   --------   --------             -----
  End of year.................  $9,078,542  $5,636,826  $  62,676   $ 248,088   $ 65,385   $ 14,998            $   11
                                ----------  ----------  ---------   ---------   --------   --------             -----
                                ----------  ----------  ---------   ---------   --------   --------             -----

**Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                        FIDELITY VIP                     FIDELITY VIP
                                         HIGH INCOME                    EQUITY-INCOME
                                -----------------------------   ------------------------------
                                   YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                  1998       1997      1996       1998        1997      1996
                                --------   --------   -------   ---------   --------   -------
INVESTMENT INCOME (LOSS):
  Dividends...................  $  3,501   $    351   $    19   $     898   $     91   $     1
  Mortality and expense risk
    fees......................      (354)      (119)       (5)       (569)      (177)       (7)
                                --------   --------   -------   ---------   --------   -------
    Net investment income
     (loss)...................     3,147        232        14         329        (86)       (6)
                                --------   --------   -------   ---------   --------   -------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors...     2,225         43         4       3,197        457        16
  Net realized gain (loss)
    from sales of
    investments...............      (683)        94        42         802        242        68
                                --------   --------   -------   ---------   --------   -------
  Net realized gain (loss)....     1,542        137        46       3,999        699        84
  Net unrealized gain
    (loss)....................    (8,346)     2,892        66       5,752      5,483        87
                                --------   --------   -------   ---------   --------   -------
    Net realized and
     unrealized gain (loss)...    (6,804)     3,029       112       9,751      6,182       171
                                --------   --------   -------   ---------   --------   -------

  Net increase (decrease) in
    net assets from
    operations................    (3,657)     3,261       126      10,080      6,096       165
                                --------   --------   -------   ---------   --------   -------
POLICY TRANSACTIONS:
  Net premiums................    36,812     37,542     3,933     116,536     49,237     4,266
  Terminations................    (4,930)    (1,972)       --     (23,881)      (817)       --
  Insurance and Other
    Charges...................    (3,521)    (1,317)      (16)     (6,484)    (1,985)        1
  Transfers between
    sub-accounts (including
    fixed account), net.......    21,213      1,849        36       4,066      1,915       131
  Other transfers from (to)
    the General Account.......      (252)        15         1          25         89       (86)
  Net increase (decrease) in
    investment by Sponsor.....        --         --      (250)         --         --      (271)
                                --------   --------   -------   ---------   --------   -------
  Net increase (decrease) in
    net assets from policy
    transactions..............    49,322     36,117     3,704      90,262     48,439     4,041
                                --------   --------   -------   ---------   --------   -------

  Net increase (decrease) in
    net assets................    45,665     39,378     3,830     100,342     54,535     4,206

NET ASSETS:
  Beginning of year...........    43,429      4,051       221      58,981      4,446       240
                                --------   --------   -------   ---------   --------   -------
  End of year.................  $ 89,094   $ 43,429   $ 4,051   $ 159,323   $ 58,981   $ 4,446
                                --------   --------   -------   ---------   --------   -------
                                --------   --------   -------   ---------   --------   -------

                                          FIDELITY VIP
                                             GROWTH
                                ---------------------------------

                                     YEAR ENDED DECEMBER 31,
                                   1998       1997        1996
                                ----------  ---------   ---------
INVESTMENT INCOME (LOSS):
  Dividends...................  $    1,819  $   2,224   $       1
  Mortality and expense risk
    fees......................      (2,312)    (1,311)       (832)
                                ----------  ---------   ---------
    Net investment income
     (loss)...................        (493)       913        (831)
                                ----------  ---------   ---------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors...      47,583      9,956          21
  Net realized gain (loss)
    from sales of
    investments...............      37,911     16,498         151
                                ----------  ---------   ---------
  Net realized gain (loss)....      85,494     26,454         172
  Net unrealized gain
    (loss)....................     115,549     43,944       2,233
                                ----------  ---------   ---------
    Net realized and
     unrealized gain (loss)...     201,043     70,398       2,405
                                ----------  ---------   ---------
  Net increase (decrease) in
    net assets from
    operations................     200,550     71,311       1,574
                                ----------  ---------   ---------
POLICY TRANSACTIONS:
  Net premiums................     267,715    137,061     326,955
  Terminations................     (25,480)   (17,376)         (2)
  Insurance and Other
    Charges...................      (8,916)    (4,065)       (261)
  Transfers between
    sub-accounts (including
    fixed account), net.......     375,715   (169,900)         65
  Other transfers from (to)
    the General Account.......      (3,680)       199          34
  Net increase (decrease) in
    investment by Sponsor.....          --         --        (285)
                                ----------  ---------   ---------
  Net increase (decrease) in
    net assets from policy
    transactions..............     605,354    (54,081)    326,506
                                ----------  ---------   ---------
  Net increase (decrease) in
    net assets................     805,904     17,230     328,080
NET ASSETS:
  Beginning of year...........     345,559    328,329         249
                                ----------  ---------   ---------
  End of year.................  $1,151,463  $ 345,559   $ 328,329
                                ----------  ---------   ---------
                                ----------  ---------   ---------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                         FIDELITY VIP                   FIDELITY VIP II                T. ROWE PRICE
                                           OVERSEAS                      ASSET MANAGER              INTERNATIONAL STOCK
                                -------------------------------   ----------------------------  ----------------------------
                                    YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
                                  1998        1997       1996       1998      1997      1996      1998     1997       1996
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------
INVESTMENT INCOME (LOSS):
  Dividends...................  $   1,056   $    344   $      3   $ 11,971  $  6,739  $     10  $  4,272  $   898   $    468
  Mortality and expense risk
    fees......................       (338)      (205)       (76)    (2,662)     (994)     (501)   (1,337)    (560)      (352)
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------
    Net investment income
     (loss)...................        718        139        (73)     9,309     5,745      (491)    2,935      338        116
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
  Realized gain distributions
    from portfolio sponsors...      3,112      1,365          3     35,913    16,905         8     1,508    1,272        281
  Net realized gain (loss)
    from sales of
    investments...............        165        201        138      5,268       499       130       318      183        921
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------
  Net realized gain (loss)....      3,277      1,566        141     41,181    17,404       138     1,826    1,455      1,202
  Net unrealized gain
    (loss)....................      1,086        285      1,222     15,917    28,899     7,451    23,676     (326)     3,447
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------
    Net realized and
     unrealized gain (loss)...      4,363      1,851      1,363     57,098    46,303     7,589    25,502    1,129      4,649
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------

  Net increase (decrease) in
    net assets from
    operations................      5,081      1,990      1,290     66,407    52,048     7,098    28,437    1,467      4,765
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------
POLICY TRANSACTIONS:
  Net premiums................     38,586     31,760     17,544    216,035   142,926   184,389   104,206   36,785     55,319
  Terminations................     (1,996)      (184)        (1)      (219)     (172)       (1)   (2,000)      --         --
  Insurance and other
    charges...................     (3,619)    (1,796)      (460)      (759)     (455)      (13)   (5,246)  (1,021)       115
  Transfers between
    sub-accounts (including
    fixed account), net.......    (20,410)       685         36     (2,565)  (14,401)       47   148,557      533         --
  Other transfers from (to)
    the General Account.......       (832)         2        (72)    (1,965)     (194)      199       360       (1)      (133)
  Net increase (decrease) in
    investment by Sponsor.....         --         --       (238)        --        --      (257)       --       --         --
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------
  Net increase (decrease) in
    net assets from policy
    transactions..............     11,729     30,467     16,809    210,527   127,704   184,364   245,877   36,296     55,301
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------

  Net increase (decrease) in
    net assets................     16,810     32,457     18,099    276,934   179,752   191,462   274,314   37,763     60,066

NET ASSETS:
  Beginning of year...........     50,771     18,314        215    371,439   191,687       225    97,829   60,066         --
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------
  End of year.................  $  67,581   $ 50,771   $ 18,314   $648,373  $371,439  $191,687  $372,143  $97,829   $ 60,066
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------
                                ---------   --------   --------   --------  --------  --------  --------  -------   --------

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                            DGPF                                  INVESCO
                                                    INTERNATIONAL EQUITY                     INDUSTRIAL INCOME
                                               ------------------------------   -------------------------------------------
                                                  YEAR ENDED DECEMBER 31,           YEAR ENDED            PERIOD FROM
                                                  1998       1997      1996     12/31/98   12/31/97   7/2/96** TO 12/31/96
                                               ----------  --------   -------   --------   -------   ----------------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $   11,680  $    118   $    --   $   150    $  112            $   56
  Mortality and expense risk fees............     (16,877)     (251)       (2)      (38)      (23)               (2)
                                               ----------  --------   -------   --------   -------           ------
    Net investment income (loss).............      (5,197)     (133)       (2)      112        89                54
                                               ----------  --------   -------   --------   -------           ------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................          --        --        --       311       398               154
  Net realized gain (loss) from sales of
    investments..............................       7,893       164        18       401        25                25
                                               ----------  --------   -------   --------   -------           ------
  Net realized gain (loss)...................       7,893       164        18       712       423               179
  Net unrealized gain (loss).................     442,761      (695)       68       312       752              (141)
                                               ----------  --------   -------   --------   -------           ------
    Net realized and unrealized gain
     (loss)..................................     450,654      (531)       86     1,024     1,175                38
                                               ----------  --------   -------   --------   -------           ------

  Net increase (decrease) in net assets from
    operations...............................     445,457      (664)       84     1,136     1,264                92
                                               ----------  --------   -------   --------   -------           ------
POLICY TRANSACTIONS:
  Net premiums...............................   3,720,116    82,362     2,639     6,284     2,869             3,229
  Terminations...............................        (370)   (1,381)       --      (916)       --                --
  Insurance and other charges................    (204,104)   (1,510)       --    (4,494)     (242)               (9)
  Transfers between sub-accounts (including
    fixed account), net......................   4,507,084     1,085        --        --        --                --
  Other transfers from (to) the General
    Account..................................         244        11         7         8         3                 5
  Net increase (decrease) in investment by
    Sponsor..................................          --        --        --        --        --                --
                                               ----------  --------   -------   --------   -------           ------
  Net increase (decrease) in net assets from
    policy transactions......................   8,022,970    80,567     2,646       882     2,630             3,225
                                               ----------  --------   -------   --------   -------           ------

  Net increase (decrease) in net assets......   8,468,427    79,903     2,730     2,018     3,894             3,317

NET ASSETS:
  Beginning of year..........................      82,633     2,730        --     7,211     3,317                --
                                               ----------  --------   -------   --------   -------           ------
  End of year................................  $8,551,060  $ 82,633   $ 2,730   $ 9,229    $7,211            $3,317
                                               ----------  --------   -------   --------   -------           ------
                                               ----------  --------   -------   --------   -------           ------

**Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
         STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)

                                                                                                  MORGAN STANLEY
                                                           INVESCO TOTAL RETURN                    FIXED INCOME
                                               --------------------------------------------   ----------------------
                                                   YEAR ENDED             PERIOD FROM              PERIOD FROM
                                               12/31/98   12/31/97    7/2/96** TO 12/31/96    2/17/98** TO 12/31/98
                                               --------   --------   ----------------------   ----------------------
INVESTMENT INCOME (LOSS):
  Dividends..................................  $ 1,276    $ 1,045           $   458                $   648,460
  Mortality and expense risk fees............     (257)      (137)              (22)                   (35,898)
                                               --------   --------          -------               ------------
    Net investment income (loss).............    1,019        908               436                    612,562
                                               --------   --------          -------               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
  Realized gain distributions from portfolio
    sponsors.................................    1,325        245                 1                    256,451
  Net realized gain (loss) from sales of
    investments..............................      553         31               247                      8,635
                                               --------   --------          -------               ------------
  Net realized gain (loss)...................    1,878        276               248                    265,086
  Net unrealized gain (loss).................    2,122      5,287               (38)                  (179,067)
                                               --------   --------          -------               ------------
    Net realized and unrealized gain
     (loss)..................................    4,000      5,563               210                     86,019
                                               --------   --------          -------               ------------

  Net increase (decrease) in net assets from
    operations...............................    5,019      6,471               646                    698,581
                                               --------   --------          -------               ------------
POLICY TRANSACTIONS:
  Net premiums...............................    7,489     26,884            17,026                  9,708,358
  Terminations...............................       (8)        --                --                         --
  Insurance and other charges................     (860)      (764)             (117)                  (446,219)
  Transfers between sub-accounts (including
    fixed account), net......................       --         --                --                  9,881,316
  Other transfers from (to) the General
    Account..................................       42         32                47                       (185)
  Net increase (decrease) in investment by
    Sponsor..................................       --         --                --                         --
                                               --------   --------          -------               ------------
  Net increase (decrease) in net assets from
    policy transactions......................    6,663     26,152            16,956                 19,143,270
                                               --------   --------          -------               ------------

  Net increase (decrease) in net assets......   11,682     32,623            17,602                 19,841,851

NET ASSETS:
  Beginning of year..........................   50,225     17,602                --                         --
                                               --------   --------          -------               ------------
  End of year................................  $61,907    $50,225           $17,602                $19,841,851
                                               --------   --------          -------               ------------
                                               --------   --------          -------               ------------

**Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                               GROUP VEL ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION

    The Group VEL Account (Group VEL) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company) established on May 1, 1995 for the purpose of separating from the general assets of the Company, those assets used to fund the variable portion of certain flexible premium variable life policies issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Group VEL are clearly identified and distinguished from the other assets and liabilities of the Company. Group VEL cannot be charged with liabilities arising out of any other business of the Company.

    Group VEL is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Group VEL currently offers forty-two Sub-Accounts. In addition to the Sub-Accounts disclosed on the Statements of Assets and Liabilities, Group VEL established nineteen additional Sub-Accounts effective December 15, 1998. The initial public offering of these Sub-Accounts did not occur in 1998, therefore, these Sub-Accounts are not included in the financial statements. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS)(successor to Allmerica Investment Management Company, Inc.), a wholly-owned subsidiary of First Allmerica; or of the Variable Insurance Products Fund (Fidelity VIP) or the Variable Insurance Products Fund II (Fidelity VIP II), managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T.Rowe Price) managed by Rowe Price-Fleming International, Inc.; or of the Delaware Group Premium Fund, Inc.
(DGPF) managed by Delaware Management Company or Delaware International Advisers Ltd.; or of the INVESCO Variable Investment Funds, Inc. (INVESCO) managed by INVESCO Funds Group, Inc.; or of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley) managed by Miller Anderson & Sherrerd, LLP; or of the Mutual Fund Variable Annuity Trust (MFVAT) managed by Chase Manhattan Bank, N.A. The Trust, Fidelity VIP, Fidelity VIP II, T. Rowe Price, DGPF, INVESCO, Morgan Stanley and MFVAT (the Funds) are open-end, management investment companies registered under the 1940 Act. INVESCO is available only to employees of INVESCO and its affiliates. Morgan Stanley is available only to employees of Duke Energy Corporation and its affiliates.

    Effective January 9, 1998, Small-Mid Cap Value Fund was renamed Select Value Opportunity Fund.

    Certain prior year balances have been reclassified to conform with current year presentation.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENTS -- Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Net realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

    FEDERAL INCOME TAXES -- The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code (the Code) and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Group VEL. Therefore, no provision for income taxes has been charged against Group VEL.

                               GROUP VEL ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 3 -- INVESTMENTS

    The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1998 were as follows:

                                                 PORTFOLIO INFORMATION
                                          ------------------------------------
                                                                     NET ASSET
                                           NUMBER OF     AGGREGATE     VALUE
INVESTMENT PORTFOLIO                        SHARES         COST      PER SHARE
----------------------------------------  -----------   -----------  ---------
Growth..................................     948,932    $ 2,440,814  $ 2.825
Investment Grade Income.................  13,562,728     14,903,780    1.132
Money Market............................     239,493        239,493    1.000
Equity Index............................  13,536,090     38,396,970    3.408
Government Bond.........................      21,852         23,339    1.068
Select Aggressive Growth................     327,317        758,928    2.460
Select Growth...........................   4,417,554      6,954,480    2.428
Select Growth and Income................     130,763        213,071    1.779
Select Value Opportunity*...............     376,025        622,506    1.685
Select International Equity.............   5,887,511      8,004,685    1.542
Select Capital Appreciation.............     151,273        255,007    1.640
Select Emerging Markets.................          14             11    0.784
Select Strategic Growth.................          --             --    0.973
Fidelity VIP High Income................       7,727         94,460   11.530
Fidelity VIP Equity-Income..............       6,268        147,964   25.420
Fidelity VIP Growth.....................      25,662        989,688   44.870
Fidelity VIP Overseas...................       3,371         64,973   20.050
Fidelity VIP II Asset Manager...........      35,703        596,082   18.160
T. Rowe Price International Stock.......      25,630        345,346   14.520
DGPF International Equity...............     518,876      8,108,940   16.480
INVESCO Industrial Income...............         496          8,306   18.610
INVESCO Total Return Fund...............       3,734         54,535   16.580
Morgan Stanley Fixed Income.............   1,854,379     20,020,925   10.700

* Name changed. See Note 1.

NOTE 4 -- RELATED PARTY TRANSACTIONS

    On the date of issue and each monthly payment date thereafter, a monthly charge is deducted from the policy value to compensate the Company for the cost of insurance, which varies by policy, the cost of any additional benefits provided by rider, and a monthly administrative charge. The policyowner may instruct the Company to deduct this monthly charge from a specific Sub-Account, but if not so specified, it will be deducted on a pro-rata basis of allocation which is the same proportion that the policy value in the General Account of the Company and in each Sub-Account bear to the total policy value.

    The Company makes a charge of up to 0.90% per annum based on the average daily net asset value of each certificate (certificate value) in each Sub-Account for mortality and expense risks. This charge may be different between groups and increased or decreased within a group, subject to compliance with applicable state and federal requirements, but the total charge may not exceed 0.90% per annum. During the first 10

                               GROUP VEL ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 -- RELATED PARTY TRANSACTIONS (CONTINUED)

policy years, the Company may charge up to 0.25% per annum of the certificate value in each Sub-Account for administrative expenses. These expenses are included in insurance and other charges on the statements of operations and changes in net assets.

    Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of First Allmerica, is principal underwriter and general distributor of Group VEL, and does not receive any compensation for sales of Group VEL policies. Commissions are paid to registered representatives of Allmerica Investments and to independent broker-dealers by the Company. The current series of policies have a surrender charge and no deduction is made for sales charges at the time of the sale. For the years ended December 31, 1998, 1997 and 1996, there were no surrender charges applicable to Group VEL.

NOTE 5 -- DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Code, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Group VEL satisfies the current requirements of the regulations, and it intends that Group VEL will continue to meet such requirements.

                               GROUP VEL ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 -- PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of shares of the Funds by Group VEL during the year ended December 31, 1998 were as follows:

INVESTMENT PORTFOLIO                                      PURCHASES      SALES
-------------------------------------------------------  -----------  -----------
Growth.................................................  $ 2,052,447  $ 1,472,739
Investment Grade Income................................    5,969,134      647,046
Money Market...........................................    2,114,103   30,375,103
Equity Index...........................................   33,572,328    2,273,111
Government Bond........................................      255,140      272,421
Select Aggressive Growth...............................      885,682      359,264
Select Growth..........................................    2,934,986    2,107,270
Select Growth and Income...............................      178,977      145,345
Select Value Opportunity*..............................      474,714       88,897
Select International Equity............................    3,195,622      916,403
Select Capital Appreciation............................      277,803       80,922
Select Emerging Markets................................           11           --
Select Strategic Growth................................           --           --
Fidelity VIP High Income...............................       70,465       15,771
Fidelity VIP Equity-Income.............................      142,165       48,377
Fidelity VIP Growth....................................    1,365,432      712,988
Fidelity VIP Overseas..................................       44,455       28,896
Fidelity VIP II Asset Manager..........................    1,146,029      890,280
T. Rowe Price International Stock......................      258,653        8,333
DGPF International Equity..............................    8,257,164      239,377
INVESCO Industrial Income..............................        5,344        4,039
INVESCO Total Return Fund..............................       13,238        4,231
Morgan Stanley Fixed Income............................   20,494,409      482,118
                                                         -----------  -----------
  Totals...............................................  $83,708,301  $41,172,931
                                                         -----------  -----------
                                                         -----------  -----------

* Name changed. See Note 1.

PART II


UNDERTAKING TO FILE REPORTS
---------------------------

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING
--------------------

Article VIII of Registrant's Bylaws provides: Each Director and each officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940
-------------------------------------------------------------------------------

The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                     CONTENTS OF THE REGISTRATION STATEMENT


This registration statement comprises the following papers and documents:

The facing sheet.
Cross-references for Prospectuses A, B and C to items required by Form N-8B-2. The prospectus A consisting of _____ pages.
The prospectus B consisting of _____ pages.
The prospectus C consisting of _____ pages.
The undertaking to file reports.
The undertaking pursuant to Rule 484 under the 1933 Act.
Representations pursuant to Section 26(e) of the 1940 Act.
The signatures.

Written consents of the following persons:

         1.   Actuarial Consent
         2.   Opinion of Counsel
         3.   Consent of Independent Accountants

The following exhibits:

     1. Exhibit 1 (Exhibits required by paragraph A of the instructions to Form N-8B-2)

         (1) Certified copy of Resolutions of the Board of Directors of the Company of November 22, 1993 establishing the Group VEL Account was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

         (2)    Not Applicable.

         (3)      (a) Underwriting and Administrative Services Agreement between the Company and Allmerica Investments, Inc. was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (b) Registered Representatives/Agents Agreement was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (c) Sales Agreements were previously filed in Post-Effective
                      Amendment No. 9 on April 16, 1998, and are incorporated by reference herein.

                  (d) Sales Agreement with Chase was previously filed in
                      Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (e) Commission Schedule was previously filed in Post-Effective
                      Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (f) General Agent's Agreement was previously filed in
                      Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (g) Career Agent Agreement was previously filed in
                      Post-Effective Amendment No. 9 on

                      April 16, 1998, and is incorporated by reference herein.

                  (h) Form of Delaware Wholesaling Agreement was previously
                      filed in Post-Effective Amendment No. 10 on December 15, 1998, and is incorporated by reference herein.

         (4)    Not Applicable.

         (5) Policy and initial Riders were previously filed in Post-Effective Amendment No. 9 on April 16, 1998 and are incorporated by reference herein. The Preferred Loan Endorsement and Exchange to Term Rider were previously filed in Post-Effective Amendment No. 5 on April 30, 1997, and are incorporated by reference herein.

         (6) Articles of Incorporation and Bylaws, as amended, of the Company were previously filed in Post-Effective Amendment No. 1 on October 1, 1995, and are incorporated by reference herein.

         (7)    Not Applicable.

         (8)      (a) Participation Agreement with Allmerica Investment Trust was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (b) Participation Agreement, as amended, with Variable
                      Insurance Products Fund was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (c) Participation Agreement, as amended, with Variable
                      Insurance Products Fund II was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (d) Form of Amendment to Participation Agreement with
                      Delaware Group Premium Fund, Inc. was previously filed in Post-Effective Amendment No. 10 on December 15, 1998, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (e) Participation Agreement with T. Rowe Price International
                      Series, Inc. was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (f) Participation Agreement with Invesco Funds Group, Inc.
                      was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (g) Fidelity Service Agreement, effective as of November 1,
                      1995, was previously filed on April 30, 1996 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                  (h) An Amendment to the Fidelity Services Agreement,
                      effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                  (i) Fidelity Service Contract, effective as of January 1,
                      1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                  (j) Service Agreement with Rowe Price-Fleming International,
                      Inc. was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (k) Service Fee Agreement Letter with Morgan Stanley Asset
                      Management, Inc., was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (l) Participation Agreement with Morgan Stanley was
                      previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

                  (m) Participation Agreement with Mutual Fund Variable
                      Annuity Trust was previously filed in Post-Effective Amendment No. 10 on December 15, 1998, and is incorporated by reference herein.

         (9)    Directors' Power of Attorney is filed herewith.

         (10) Amended Application was previously filed in Post-Effective Amendment No. 10 on December 15, 1998, and is incorporated by reference herein. Application was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

     2.  Policy and Policy riders are as set forth in Item 1(5) above.

     3.  Opinion of Counsel is filed herewith.

     4.  Not Applicable.

     5.  Not Applicable.

     6.  Actuarial Consent is filed herewith.

     7.  Procedures Memorandum dated August, 1994 pursuant to
         Rule 6e-3(T)(b)(12)(iii) under the 1940 Act which includes conversion procedures pursuant to Rule 6e-3(T)(b)(13)(v)(B) was previously filed in Post-Effective Amendment No. 9 on April 16, 1998, and is incorporated by reference herein.

     8.  Consent of Independent Accountants is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of November, 1999.

                              GROUP VEL ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                             By: /s/ Mary Eldridge
                                 -----------------------------
                                 Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                        Title                                                Date
----------                        -----                                                ----
/S/ Warren E. Barnes              Vice President and Corporate Controller              November 1, 1999
------------------------------
Warren E. Barnes

Edward J. Parry III*              Director, Vice President, Chief Financial Officer
------------------------------    and Treasurer

Richard M. Reilly*                Director, President and Chief Executive Officer
------------------------------

John F. O'Brien*                  Director and Chairman of the Board
------------------------------

Bruce C. Anderson*                Director
------------------------------

Robert E. Bruce*                  Director and Chief Information Officer
------------------------------

John P. Kavanaugh*                Director, Vice President and
------------------------------    Chief Investment Officer

John F. Kelly*                    Director, Vice President and General Counsel
------------------------------

J. Barry May*                     Director
------------------------------

James R. McAuliffe*               Director
------------------------------

Robert P. Restrepo, Jr.*          Director
------------------------------

Eric A. Simonsen*                 Director and Vice President
------------------------------

Phillip E. Soule                  Director
------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated July 1, 1999 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact

                        FORM S-6 EXHIBIT TABLE

Exhibit 1(9)        Directors' Power of Attorney

Exhibit 3           Opinion of Counsel

Exhibit 6           Actuarial Consent

Exhibit 8           Consent of Independent Accountants